UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Annual Report July 31, 2016

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Arizona Municipal Income Fund	4
Connecticut Municipal Income Fund	6
Minnesota Municipal Income Fund	8
New Jersey Municipal Income Fund	10
Pennsylvania Municipal Income Fund	12

Endnotes and Additional Disclosures	14

Fund Expenses	15

Financial Statements	18

Report of Independent Registered Public Accounting Firm	75

Federal Tax Information	76

Board of Trustees’ Contract Approval	77

Management and Organization	80

Important Notices	83

Eaton Vance

Municipal Income Funds

July 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on August 1, 2015, U.S. Treasurys, along with municipal bonds, had just begun a rally that would continue throughout the period.

In the first month of the period, China surprised the markets by devaluing its currency. Commodity prices continued a decline that had started in the spring of 2015, and the Federal Reserve Board (the Fed) decided not to raise rates at its September 2015 meeting.

Against this backdrop, many asset classes experienced dramatic volatility. But the municipal market, a high quality asset class with a generally improving credit landscape, continued its steady rally despite a Fed rate hike in December 2015. A combination of lower than expected new issue supply and strong inflows to municipal mutual funds in the final quarter of 2015 was an additional tailwind for the asset class.

In January of 2016, the municipal rally accelerated as U.S. equities experienced what was widely reported as their worst-ever start to a new year. The combination of plummeting oil prices and slowing economic growth in China helped drive a global “flight to quality,” with investors fleeing asset classes regarded as risky for the perceived safety of U.S. Treasurys and municipal bonds. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made Treasurys look attractive by comparison. In the final months of the period, Great Britain’s vote to leave the European Union, ongoing Fed caution and weak U.S. GDP reports continued to fuel the flight to quality.

Even the Commonwealth of Puerto Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal market rally, as the market had anticipated the default for some time.

For the one-year period as a whole, the yield curve flattened for municipal AAA-rated7 issues, with rates rising in the one-year area of the curve but falling for maturities of two to 30 years. In general, longer maturities saw greater rate declines and thus better price performance. Municipal bonds underperformed U.S.

Treasurys in the five-year part of the yield curve, but outperformed U.S. Treasurys in the 10- to 30- year area of the curve.

Fund Performance

For the fiscal year ended July 31, 2016, the Arizona, Connecticut, Minnesota, New Jersey and Pennsylvania Funds’ Class A shares at net asset value (NAV) all underperformed the 6.94% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index (the Index).2

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their historically higher yields and greater income streams than shorter-maturity municipal issues.

Management seeks to hedge to various degrees against the potential risk of volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when longer-term municipal and Treasury bond prices rose, the Funds’ hedging mitigated a portion of the Funds’ positive performance. Hedging detracted from relative results versus the Index for the Arizona, Minnesota and New Jersey Funds.

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV had a total return of 6.60%, underperforming the 6.94% return of the Index. An overweight in pre-refunded bonds, relative to the Index, detracted from performance versus the Index, as did an underweight in zero-coupon bonds, which were the strongest-performing coupon structure in the Index during the period. The Fund’s hedging strategy detracted from performance versus the Index as well.

In contrast, performance versus the Index was helped by security selection in A-rated bonds, an overweight and security selection in insured Puerto Rico credits, and security selection in the education and industrial development revenue (IDR) sectors. The IDR sector, which consists largely of bonds rated BBB and below, was the best-performing sector in the Index during the one-year period, due in part to strong investor demand that drove up prices for higher-yielding municipal bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2016

Management’s Discussion of Fund Performance — continued

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 6.22%, underperforming the 6.94% return of the Index. Detractors from performance versus the Index included an underweight in zero-coupon bonds, an underweight and security selection in BBB-rated bonds, and an underweight in bonds with 20 years or more remaining to maturity, which were the strongest-performing area of the yield curve. Key contributors to performance versus the Index included an overweight and security selection in insured Puerto Rico credits, as well as security selection in the health care and water & sewer sectors.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 5.42%, underperforming the 6.94% return of the Index. An overweight in pre-refunded bonds, an underweight and security selection in the transportation sector, an underweight in bonds with 25 years or more remaining to maturity, and the Fund’s hedging strategy all detracted from Fund performance relative to the Index. Contributors to results versus the Index included an overweight in zero-coupon bonds, an overweight and security selection in the health care sector, and an overweight and security selection in local government general obligation bonds.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 6.78%, underperforming the 6.94% return of the Index. Detractors from performance versus the Index included security selection in the industrial development revenue sector, an overweight in pre-refunded bonds, and the Fund’s hedging strategy. In contrast, an overweight in zero- coupon bonds, security selection in the transportation sector, an overweight in the health care sector, and an overweight in select insured Puerto Rico credits all contributed to results versus the Index.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 6.32%, underperforming the 6.94% return of the Index. An overweight in pre-refunded bonds, an underweight in the transportation sector, and security selection in the resource recovery sector all detracted from relative results versus the Index. The primary contributors to Fund performance relative to the Index were security selection in insured Puerto Rico credits, security selection in general obligation bonds, and an underweight in bonds with three years or less remaining to maturity, which was the worst- performing area of the yield curve.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	6.60%	5.01%	4.26%
Class A with 4.75% Maximum Sales Charge	—	—	1.49	4.00	3.75
Class B at NAV	07/25/1991	07/25/1991	5.78	4.23	3.48
Class B with 5% Maximum Sales Charge	—	—	0.78	3.89	3.48
Class C at NAV	12/16/2005	07/25/1991	5.77	4.22	3.48
Class C with 1% Maximum Sales Charge	—	—	4.77	4.22	3.48
Class I at NAV	08/03/2010	07/25/1991	6.70	5.22	4.38
Barclays Municipal Bond Index	—	—	6.94%	5.12%	5.01%
Barclays 20 Year Municipal Bond Index	—	—	8.78	6.69	5.78

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.02%	2.28%	2.24%	3.21%
Taxable-Equivalent Distribution Rate		5.59	4.22	4.15	5.94
SEC 30-day Yield		1.25	0.59	0.56	1.49
Taxable-Equivalent SEC 30-day Yield		2.32	1.09	1.03	2.76

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2006	$14,084	N.A.
Class C	$10,000	07/31/2006	$14,084	N.A.
Class I	$250,000	07/31/2006	$383,930	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2016

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	6.22%	4.65%	4.04%
Class A with 4.75% Maximum Sales Charge	—	—	1.18	3.64	3.53
Class B at NAV	05/01/1992	05/01/1992	5.44	3.88	3.27
Class B with 5% Maximum Sales Charge	—	—	0.44	3.53	3.27
Class C at NAV	02/09/2006	05/01/1992	5.54	3.90	3.29
Class C with 1% Maximum Sales Charge	—	—	4.54	3.90	3.29
Class I at NAV	03/03/2008	05/01/1992	6.43	4.86	4.22
Barclays Municipal Bond Index	—	—	6.94%	5.12%	5.01%
Barclays 20 Year Municipal Bond Index	—	—	8.78	6.69	5.78

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.75%	1.50%	1.50%	0.55%
Net		0.72	1.47	1.47	0.52

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.11%	2.35%	2.35%	3.32%
Taxable-Equivalent Distribution Rate		5.91	4.46	4.46	6.31
SEC 30-day Yield		1.11	0.43	0.43	1.37
Taxable-Equivalent SEC 30-day Yield		2.11	0.81	0.81	2.59

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2006	$13,794	N.A.
Class C	$10,000	07/31/2006	$13,820	N.A.
Class I	$250,000	07/31/2006	$377,947	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2016

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	5.42%	4.64%	4.34%
Class A with 4.75% Maximum Sales Charge	—	—	0.37	3.62	3.83
Class B at NAV	07/29/1991	07/29/1991	4.57	3.85	3.55
Class B with 5% Maximum Sales Charge	—	—	–0.43	3.51	3.55
Class C at NAV	12/21/2005	07/29/1991	4.57	3.85	3.54
Class C with 1% Maximum Sales Charge	—	—	3.57	3.85	3.54
Class I at NAV	08/03/2010	07/29/1991	5.63	4.85	4.46
Barclays Municipal Bond Index	—	—	6.94%	5.12%	5.01%
Barclays 20 Year Municipal Bond Index	—	—	8.78	6.69	5.78

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.71%	1.46%	1.46%	0.51%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.74%	2.00%	1.98%	2.93%
Taxable-Equivalent Distribution Rate		5.37	3.92	3.88	5.74
SEC 30-day Yield		0.81	0.13	0.10	1.02
Taxable-Equivalent SEC 30-day Yield		1.58	0.26	0.19	2.01

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2006	$14,180	N.A.
Class C	$10,000	07/31/2006	$14,166	N.A.
Class I	$250,000	07/31/2006	$386,772	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2016

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	6.78%	5.51%	3.52%
Class A with 4.75% Maximum Sales Charge	—	—	1.72	4.49	3.02
Class C at NAV	12/14/2005	01/08/1991	5.97	4.72	2.74
Class C with 1% Maximum Sales Charge	—	—	4.97	4.72	2.74
Class I at NAV	03/03/2008	01/08/1991	7.00	5.72	3.69
Barclays Municipal Bond Index	—	—	6.94%	5.12%	5.01%
Barclays 20 Year Municipal Bond Index	—	—	8.78	6.69	5.78

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.75%	1.50%	0.55%
Net			0.73	1.48	0.53

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.52%	2.76%	3.72%
Taxable-Equivalent Distribution Rate			6.83	5.36	7.22
SEC 30-day Yield			1.45	0.78	1.72
Taxable-Equivalent SEC 30-day Yield			2.81	1.51	3.34

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.87%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2006	$13,111	N.A.
Class I	$250,000	07/31/2006	$359,185	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	6.32%	4.82%	3.56%
Class A with 4.75% Maximum Sales Charge	—	—	1.31	3.81	3.05
Class B at NAV	01/08/1991	01/08/1991	5.44	4.04	2.80
Class B with 5% Maximum Sales Charge	—	—	0.44	3.70	2.80
Class C at NAV	01/13/2006	01/08/1991	5.44	4.04	2.79
Class C with 1% Maximum Sales Charge	—	—	4.44	4.04	2.79
Class I at NAV	03/03/2008	01/08/1991	6.40	5.03	3.76
Barclays Municipal Bond Index	—	—	6.94%	5.12%	5.01%
Barclays 20 Year Municipal Bond Index	—	—	8.78	6.69	5.78

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.78%	1.53%	1.53%	0.58%
Net		0.75	1.50	1.50	0.55

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.56%	2.80%	2.80%	3.77%
Taxable-Equivalent Distribution Rate		6.49	5.10	5.10	6.87
SEC 30-day Yield		0.97	0.28	0.28	1.22
Taxable-Equivalent SEC 30-day Yield		1.77	0.51	0.51	2.22

% Total Leverage[6]
RIB Financing					4.65%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2006	$13,179	N.A.
Class C	$10,000	07/31/2006	$13,167	N.A.
Class I	$250,000	07/31/2006	$361,869	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17–22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

14

Eaton Vance

Municipal Income Funds

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.10	$3.43	0.68%
Class B	$1,000.00	$1,023.10	$7.14	1.42%
Class C	$1,000.00	$1,023.00	$7.19	1.43%
Class I	$1,000.00	$1,028.10	$2.42	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.42	0.68%
Class B	$1,000.00	$1,017.80	$7.12	1.42%
Class C	$1,000.00	$1,017.80	$7.17	1.43%
Class I	$1,000.00	$1,022.50	$2.41	0.48%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

15

Eaton Vance

Municipal Income Funds

July 31, 2016

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.40	$3.53	0.70%
Class B	$1,000.00	$1,022.60	$7.34	1.46%
Class C	$1,000.00	$1,023.60	$7.30	1.45%
Class I	$1,000.00	$1,027.40	$2.52	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.52	0.70%
Class B	$1,000.00	$1,017.60	$7.32	1.46%
Class C	$1,000.00	$1,017.70	$7.27	1.45%
Class I	$1,000.00	$1,022.40	$2.51	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.60	$3.47	0.69%
Class B	$1,000.00	$1,019.20	$7.23	1.44%
Class C	$1,000.00	$1,019.20	$7.23	1.44%
Class I	$1,000.00	$1,024.60	$2.47	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.47	0.69%
Class B	$1,000.00	$1,017.70	$7.22	1.44%
Class C	$1,000.00	$1,017.70	$7.22	1.44%
Class I	$1,000.00	$1,022.40	$2.46	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

16

Eaton Vance

Municipal Income Funds

July 31, 2016

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.40	$3.83	0.76%
Class C	$1,000.00	$1,023.20	$7.60	1.51%
Class I	$1,000.00	$1,028.40	$2.82	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.82	0.76%
Class C	$1,000.00	$1,017.40	$7.57	1.51%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.30	$3.88	0.77%
Class B	$1,000.00	$1,021.30	$7.64	1.52%
Class C	$1,000.00	$1,021.30	$7.64	1.52%
Class I	$1,000.00	$1,026.30	$2.87	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.87	0.77%
Class B	$1,000.00	$1,017.30	$7.62	1.52%
Class C	$1,000.00	$1,017.30	$7.62	1.52%
Class I	$1,000.00	$1,022.00	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 96.3%

Security	Principal Amount (000’s omitted)	Value

Education — 11.1%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,413,729
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,185,160
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/39	1,500	1,863,705
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,756,140
Northern Arizona University, 5.00%, 6/1/38	1,000	1,221,710

		$7,440,444

Electric Utilities — 7.5%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,690,125
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,168,480
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,099,280
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,095,730

		$5,053,615

Escrowed / Prerefunded — 5.8%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,622,280
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	1,000	1,084,260
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	1,000	1,172,210

		$3,878,750

General Obligations — 5.4%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$255,125
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	200	254,522
Maricopa County Community College District, 3.00%, 7/1/23	785	824,533
Tempe, 5.375%, 7/1/21	1,600	1,896,688
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	409,059

		$3,639,927

Health Care – Miscellaneous — 0.6%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), Prerefunded to 12/1/16, 6.25%, 12/1/36	$415	$425,848

		$425,848

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.2%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,097,820
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,977,204
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,032,800
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	580,365
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,166,191

		$6,854,380

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$915,238

		$915,238

Insured – Electric Utilities — 2.3%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,247,560
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	335,088

		$1,582,648

Insured – Escrowed / Prerefunded — 0.9%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$440,721
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	140	143,073

		$583,794

Insured – General Obligations — 7.3%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,500,420
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,414,369

		$4,914,789

Insured – Lease Revenue / Certificates of Participation — 3.6%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,396,746

		$2,396,746

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$939,531
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,527,588
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	160,025
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	109,897

		$2,737,041

Insured – Transportation — 4.0%
Pima County, Street and Highway Revenue, (AMBAC), Prerefunded to 7/1/17, 3.25%, 7/1/22	$700	$717,654
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,900	1,976,855

		$2,694,509

Insured – Water and Sewer — 1.4%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$918,789

		$918,789

Lease Revenue / Certificates of Participation — 1.1%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$765,638

		$765,638

Other Revenue — 1.9%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,287,630

		$1,287,630

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$255,521

		$255,521

Special Tax Revenue — 16.2%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,139,170
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,122,340
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	301,668
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	330,144
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,192,010
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,216,150
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,337,830

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	$1,000	$1,080,150
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,185,160

		$10,904,622

Transportation — 5.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,233,610
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,359,120

		$3,592,730

Water and Sewer — 5.8%
Central Arizona Water Conservation District, 5.00%, 1/1/34	$1,000	$1,247,690
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	858,232
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,813,500

		$3,919,422

Total Tax-Exempt Investments — 96.3% (identified cost $57,567,235)		$64,762,081

Other Assets, Less Liabilities — 3.7%		$2,453,580

Net Assets — 100.0%		$67,215,661

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 24.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 11.4% of total investments.

19	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Sep-16	$(5,693,538)	$(6,105,313)	$(411,775)

						$(411,775)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 97.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,121,880
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,682,820

		$2,804,700

Education — 8.6%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$591,030
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,327,050
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,483,485
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	220,430
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,700,160
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,156,846
University of Connecticut, 5.00%, 11/15/29	1,000	1,214,310

		$7,693,311

Escrowed / Prerefunded — 4.8%
Connecticut Development Authority, (Alzheimers Resource Center), Prerefunded to 8/15/17, 5.50%, 8/15/27	$1,000	$1,050,750
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	795	861,351
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,329,180

		$4,241,281

General Obligations — 16.8%
East Lyme, 4.00%, 7/15/22	$350	$392,501
East Lyme, 4.00%, 7/15/23	525	586,057
East Lyme, 4.25%, 7/15/24	250	280,410
Fairfield, 5.00%, 1/1/23	1,000	1,244,680
Greenwich, 4.00%, 7/15/29	450	528,170
Greenwich, 4.00%, 7/15/30	250	291,428
Greenwich, 4.00%, 7/15/32	400	461,148
North Haven, 5.00%, 7/15/23	1,475	1,846,803
North Haven, 5.00%, 7/15/25	1,490	1,919,552
Norwalk, 4.00%, 7/1/26	1,975	2,239,057
Redding, 5.50%, 10/15/18	400	443,572
Redding, 5.625%, 10/15/19	650	753,291
Stamford, 4.00%, 7/1/25	370	421,560

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
University of Connecticut, State General Obligation, 5.00%, 2/15/21	$1,315	$1,456,691
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	964,136
Wilton, 5.25%, 7/15/18	535	584,728
Wilton, 5.25%, 7/15/19	535	608,686

		$15,022,470

Hospital — 11.2%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,118,920
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,154,160
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,069,730
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/34	2,000	2,486,940
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,137,180
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,858,762
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,191,820

		$10,017,512

Industrial Development Revenue — 7.3%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,756,655
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	3,755	3,779,783

		$6,536,438

Insured – Education — 12.6%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,657,051
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,822,686
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	40	43,102
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	55	59,978
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	582,920
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	4,535	5,123,280

		$11,289,017

21	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 6.0%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$1,155	$1,251,396
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	725	786,531
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,195,540
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,086,650

		$5,320,117

Insured – General Obligations — 7.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,207,472
Bridgeport, (AGM), 5.00%, 8/15/32	1,270	1,545,425
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,155,630
Hartford, (AGC), 5.00%, 8/15/28	500	552,935
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	565,180
Hartford, (AGM), 5.00%, 4/1/31	440	510,180
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	225,992
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,241,730

		$7,004,544

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$189,267

		$189,267

Insured – Transportation — 4.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,900	$4,057,755

		$4,057,755

Insured – Water and Sewer — 6.3%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,385,056
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,284,504

		$5,669,560

Special Tax Revenue — 3.1%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,410,720
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	150,834

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	$150	$167,870

		$2,729,424

Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$755	$816,925

		$816,925

Water and Sewer — 3.8%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,218,570
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,768,320
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	252,606
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	157,210

		$3,396,706

Total Tax-Exempt Investments — 97.0% (identified cost $78,203,912)		$86,789,027

Other Assets, Less Liabilities — 3.0%		$2,647,218

Net Assets — 100.0%		$89,436,245

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 38.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 17.7% of total investments.

22	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Sep-16	$(1,464,053)	$(1,569,938)	$(105,885)

						$(105,885)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 97.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,592,660

		$2,592,660

Education — 13.7%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,056,480
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,652,355
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,795,320
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,110,720
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	622,750
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,250,410
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	328,673
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	362,610
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	647,567
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,265,011
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	910,905
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,117,000
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,613,796
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,704,329
University of Minnesota, 5.00%, 8/1/27	625	793,863
University of Minnesota, 5.00%, 12/1/36	500	583,525
University of Minnesota, 5.00%, 4/1/41	1,000	1,249,640
University of Minnesota, 5.125%, 4/1/34	1,000	1,115,740

		$20,180,694

Electric Utilities — 6.1%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,451,561
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	683,463
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	422,079
Minnesota Municipal Power Agency, 4.00%, 10/1/41(1)	250	276,228
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	521,325
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	302,297

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Minnesota Municipal Power Agency, 5.00%, 10/1/34	$250	$301,260
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	240,016
Northern Municipal Power Agency, 5.00%, 1/1/31	320	397,098
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	355	359,974
Rochester, Electric Utility Revenue, Prerefunded to 12/1/16, 5.00%, 12/1/30	645	654,997
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,207,490
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,106,496

		$8,924,284

Escrowed / Prerefunded — 10.3%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$393,237
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	714,473
Duluth, Prerefunded to 2/1/18, 5.00%, 2/1/34	2,000	2,134,140
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,084,890
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 4/1/17, 5.25%, 4/1/39	1,475	1,522,303
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,053,260
Minnesota Public Facilities Authority, (Revolving Fund), Prerefunded to 3/1/20, 5.00%, 3/1/22	2,000	2,301,580
St. Cloud, (CentraCare Health System), Prerefunded to 5/1/20, 5.125%, 5/1/30	935	1,085,255
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,099,390
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,147,540
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	1,500	1,521,405

		$15,057,473

General Obligations — 29.9%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,284,940
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,059,900
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	762,930
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	192,574
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,326,520
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,230,060
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	520,370

24	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Duluth, 5.00%, 2/1/34	$2,000	$2,497,420
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,249,300
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,209,960
Hennepin County, 5.00%, 12/1/41	2,000	2,532,200
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,650,285
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,465,475
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,193,590
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,240,640
Minnesota, 5.00%, 8/1/32	2,000	2,547,040
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	187,168
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	824,552
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,248,717
Minnesota, Prerefunded to 8/1/19, 5.00%, 8/1/22	1,000	1,125,730
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	36,025
Ramsey County, 4.00%, 2/1/24	500	566,530
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,388,300
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	773,670
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	496,480
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	239,260
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,179,320
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,263,157
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,128,740
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,517,987
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,518,937
Waseca Independent School District No. 829, 4.00%, 2/1/27	1,315	1,583,786
Washington County, 3.50%, 2/1/28	1,000	1,018,740
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	792,120

		$43,852,423

Hospital — 9.1%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,152,360
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,382,160
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,136,540
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,744,680
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,231,834
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	73,865

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	$1,000	$1,139,790
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,228,880
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	995	1,214,607

		$13,304,716

Housing — 2.5%
Minnesota Housing Finance Agency, 3.10%, 7/1/35	$500	$507,805
Minnesota Housing Finance Agency, 3.15%, 1/1/37	1,200	1,221,528
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	345	351,541
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,661,765

		$3,742,639

Insured – Electric Utilities — 8.4%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,058,680
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,204,878
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	315,117
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	705	714,376
Rochester, Electric Utility Revenue, (NPFG), Prerefunded to 12/1/16, 4.50%, 12/1/26	1,295	1,312,884
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,723,080

		$12,329,015

Insured – Escrowed / Prerefunded — 1.1%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$565,800
Western Minnesota Municipal Power Agency, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	1,000	1,019,020

		$1,584,820

Insured – General Obligations — 2.1%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$744,982
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,261,465
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,021,700

		$3,028,147

25	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.0%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$849,165
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,098,920

		$2,948,085

Insured – Special Tax Revenue — 1.4%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,094,600

		$2,094,600

Insured – Transportation — 0.5%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$787,586

		$787,586

Lease Revenue / Certificates of Participation — 2.7%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,194,270
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	577,917
Minnesota, 5.00%, 6/1/29	1,335	1,629,995
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	617,758

		$4,019,940

Other Revenue — 1.3%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$492,944
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	366,762
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	160	179,677
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	125	140,565
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	111,714
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	544,698

		$1,836,360

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.3%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$301,668
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	330,144
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,112,620
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,114,040

		$4,858,472

Transportation — 1.6%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,128,820
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,195,300

		$2,324,120

Total Tax-Exempt Investments — 97.8% (identified cost $132,373,475)		$143,466,034

Other Assets, Less Liabilities — 2.2%		$3,302,107

Net Assets — 100.0%		$146,768,141

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 15.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.4% of total investments.

(1)	When-issued security.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Sep-16	$(5,042,848)	$(5,407,563)	$(364,715)

						$(364,715)

26	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 100.9%

Security	Principal Amount (000’s omitted)	Value

Education — 9.2%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,138,174
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	3,250	4,148,268
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,681,106
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	909,374
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,049,708
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,681,594

		$15,608,224

Escrowed / Prerefunded — 1.8%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$435	$441,129
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,288,236
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,296,409

		$3,025,774

General Obligations — 4.3%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,266,620
Glen Rock Board of Education, 5.00%, 9/1/29	1,250	1,588,612
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,150,980
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/24(1)	575	685,630
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/26(1)	465	567,068
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27(1)	700	843,619
Ocean County, 5.00%, 8/1/27	900	1,157,724

		$7,260,253

Hospital — 9.4%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,324,609
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,315,000
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	2,250	2,446,852

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	$1,415	$1,751,473
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	140	169,557
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,194,110
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,375,513
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,391,710

		$15,968,824

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,135	$1,150,527

		$1,150,527

Industrial Development Revenue — 4.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,144,812
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	297,294
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	501,320
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,954,444

		$7,897,870

Insured – Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,084,963

		$4,084,963

Insured – Escrowed / Prerefunded — 0.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,437,950

		$1,437,950

Insured – Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,497,755

		$3,497,755

28	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 11.4%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$767,465
Bayonne, (AGM), 5.00%, 8/1/26	865	1,072,998
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,393,228
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,365,592
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,061,188
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,188,725
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,314,308
Jackson Township School District, (NPFG), 2.50%, 6/15/27	3,135	3,135,972
Lakewood Township, (BAM), 4.00%, 11/1/26	250	299,602
Lakewood Township, (BAM), 4.00%, 11/1/27	120	143,854
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,150,130
Trenton, (BAM), 5.00%, 12/1/26	500	606,925

		$19,499,987

Insured – Hospital — 2.3%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,951,867

		$3,951,867

Insured – Industrial Development Revenue — 3.5%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,990,341

		$5,990,341

Insured – Lease Revenue / Certificates of Participation — 1.0%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$722,469
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	900	984,321

		$1,706,790

Insured – Special Tax Revenue — 12.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,645,821
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,445,200
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,495	8,600,789
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,587,744
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	304,128

		$20,583,682

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 2.0%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$3,205	$3,440,375

		$3,440,375

Insured – Transportation — 2.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,357,268
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	958,477

		$3,315,745

Lease Revenue / Certificates of Participation — 4.8%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,705	$1,833,386
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	897,595
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,130,110
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,105	4,398,877

		$8,259,968

Other Revenue — 2.2%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,802,273

		$3,802,273

Senior Living / Life Care — 4.6%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,407,166
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,330,372
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,428,400
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,727,463

		$7,893,401

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$307,110
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	535,311

		$842,421

29	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 4.9%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.623%, 6/1/36(2)	$85	$84,012
New Jersey Higher Education Student Assistance Authority, (AMT), 1.623%, 6/1/36(2)(3)(4)	6,300	6,226,731
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	2,011,200

		$8,321,943

Transportation — 11.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,450,560
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	320,950
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,753,275
New Jersey Turnpike Authority, Series 2012B, 5.00%, 1/1/30	2,760	3,311,890
New Jersey Turnpike Authority, Series 2013A, 5.00%, 1/1/30	1,215	1,447,514
Port Authority of New York and New Jersey, 5.00%, 10/15/41	2,000	2,458,920
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	6,110,050
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,161,920

		$20,015,079

Water and Sewer — 2.6%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,735	$3,747,101
Sussex County Municipal Utilities Authority, 0.00%, 12/1/38	1,500	744,030

		$4,491,131

Total Tax-Exempt Municipal Securities — 100.9% (identified cost $154,568,290)		$172,047,143

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value

Transportation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$4,250	$4,777,425

Total Taxable Municipal Securities — 2.8% (identified cost $4,664,591)		$4,777,425

Total Investments — 103.7% (identified cost $159,232,881)		$176,824,568

Other Assets, Less Liabilities — (3.7)%		$(6,245,309)

Net Assets — 100.0%		$170,579,259

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 38.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 9.8% of total investments.

(1)	When-issued security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,186,731.

(5)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Sep-16	$(12,945,918)	$(13,304,688)	$(358,770)

						$(358,770)

30	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 103.2%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$599,966

		$599,966

Education — 17.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,565,413
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,112,380
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	967,650
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,422,788
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,170,420
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	2,430	2,693,339
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,263,760
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,657,335
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,266,675
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	322,575
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36(2)	4,000	4,392,520
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (LOC: TD Bank N.A.), 0.37%, 5/1/30(3)	1,200	1,200,000
Pennsylvania State University, 5.00%, 9/1/33	1,585	1,992,710
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	3,049,850
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,100,072
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,385,260
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,703,805
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,838,350
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,613,789
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,850,275

		$41,568,966

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.8%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,011,740

		$2,011,740

Escrowed / Prerefunded — 7.7%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/18, 5.00%, 3/1/33	$1,150	$1,230,304
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,315,981
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	160	176,744
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(4)	9,000	9,979,740
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	4,500	4,885,695

		$18,588,464

General Obligations — 5.8%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,185,020
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,208,490
Chester County, 5.00%, 7/15/27	1,000	1,123,680
Chester County, 5.00%, 7/15/28	410	460,451
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,070,995
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,347,830
Montgomery County, 4.375%, 12/1/31	1,840	2,009,795
Owen J. Roberts School District, 5.00%, 5/15/28	535	653,299

		$14,059,560

Hospital — 11.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,391,230
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	622,539
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,296,122
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,523,159
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,145,200
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,448,819
Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 3/15/17, 5.00%, 3/15/22	1,000	1,027,880

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	$650	$794,840
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,888,568
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,690,960
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,032,680
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,867,909
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	222,522
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,770,720

		$27,723,148

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35(2)	$750	$872,947

		$872,947

Industrial Development Revenue — 1.0%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,359,360
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,130,740

		$2,490,100

Insured – Education — 1.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,212,760

		$3,212,760

Insured – Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,531,212
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	351,278

		$1,882,490

Insured – Escrowed / Prerefunded — 14.4%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$2,045	$2,178,559
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,442,150

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	$2,625	$2,530,841
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,492,962
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,365,522
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,005,408
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	3,034,173
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,225,240
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,494,573
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	375,341
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	369,445
Washington County Hospital Authority, (Washington Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 7/1/17	1,310	1,369,880
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,551,228
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,186,268

		$34,621,590

Insured – General Obligations — 13.6%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$105	$111,857
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,131,181
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,062,764
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,815,525
Cambria County, (BAM), 5.00%, 8/1/30	3,320	4,013,614
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,317,070
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,990,346
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,936,899
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,886,902
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,134,285
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,714,880
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	906,520
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	827,550
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,068,543
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,179,350
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	70,027
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	865,788

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Montour School District, (AGM), 5.00%, 4/1/32	$1,000	$1,215,640
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,377,245

		$32,625,986

Insured – Hospital — 4.2%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,621,040
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,415,377

		$10,036,417

Insured – Lease Revenue / Certificates of Participation — 5.7%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,101,870
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(4)	6,250	8,232,437
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,280,868

		$13,615,175

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,276,560
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	274,637

		$2,551,197

Insured – Transportation — 3.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,953,895
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,640,280

		$7,594,175

Insured – Water and Sewer — 2.5%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,218,720
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38(2)	2,330	2,769,997
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,146,941

		$6,135,658

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,182,650
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,063,526

		$4,246,176

Senior Living / Life Care — 0.1%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$300	$344,085

		$344,085

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$734,100
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	370,834
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	169,814

		$1,274,748

Transportation — 4.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$874,557
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	467,867
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,191,456
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	4,220	4,910,054
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,529,440
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	929,263

		$11,902,637

Water and Sewer — 4.3%
Chester Water Authority, 5.00%, 12/1/35	$795	$971,856
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	1,750	2,069,235
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,826,475
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,430,737
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,352,486
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,793,200

		$10,443,989

Total Tax-Exempt Municipal Securities — 103.2% (identified cost $222,589,490)		$248,401,974

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2016

Portfolio of Investments — continued

Taxable Municipal Securities — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$94	$41,822

Total Taxable Municipal Securities — 0.0%(5) (identified cost $93,702)		$41,822

Total Investments — 103.2% (identified cost $222,683,192)		$248,443,796

Other Assets, Less Liabilities — (3.2)%		$(7,665,704)

Net Assets — 100.0%		$240,778,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 45.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 16.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which resets daily, represents the rate in effect at July 31, 2016.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Amount is less than 0.05%.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Sep-16	$(2,440,088)	$(2,616,563)	$(176,475)

						$(176,475)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Assets and Liabilities

	July 31, 2016
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$57,567,235	$78,203,912	$132,373,475
Unrealized appreciation	7,194,846	8,585,115	11,092,559
Investments, at value	$64,762,081	$86,789,027	$143,466,034
Cash	$2,117,026	$2,334,998	$1,613,406
Restricted cash*	144,500	37,000	127,000
Interest receivable	366,355	669,373	1,665,990
Receivable for Fund shares sold	266,917	18,300	611,126
Total assets	$67,656,879	$89,848,698	$147,483,556

Liabilities
Payable for when-issued securities	$—	$—	$275,533
Payable for variation margin on open financial futures contracts	38,281	9,844	33,906
Payable for Fund shares redeemed	269,292	236,824	180,250
Distributions payable	39,128	50,637	84,818
Payable to affiliates:
Investment adviser fee	16,538	24,540	42,914
Distribution and service fees	13,619	18,031	23,220
Accrued expenses	64,360	72,577	74,774
Total liabilities	$441,218	$412,453	$715,415
Net Assets	$67,215,661	$89,436,245	$146,768,141

Sources of Net Assets
Paid-in capital	$65,731,846	$86,341,463	$139,403,261
Accumulated net realized loss	(5,540,944)	(5,334,208)	(3,407,795)
Accumulated undistributed (distributions in excess of) net investment income	241,688	(50,240)	44,831
Net unrealized appreciation	6,783,071	8,479,230	10,727,844
Net Assets	$67,215,661	$89,436,245	$146,768,141

Class A Shares
Net Assets	$47,956,359	$68,794,976	$74,061,459
Shares Outstanding	4,875,626	6,538,251	7,583,736
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$10.52	$9.77
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.33	$11.04	$10.26

Class B Shares
Net Assets	$277,417	$795,350	$231,368
Shares Outstanding	25,373	75,946	22,022
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.93	$10.47	$10.51

Class C Shares
Net Assets	$6,591,834	$7,020,404	$12,989,519
Shares Outstanding	602,633	669,559	1,236,808
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.94	$10.49	$10.50

Class I Shares
Net Assets	$12,390,051	$12,825,515	$59,485,795
Shares Outstanding	1,259,882	1,218,640	6,090,507
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.83	$10.52	$9.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Assets and Liabilities — continued

	July 31, 2016
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$159,232,881	$222,683,192
Unrealized appreciation	17,591,687	25,760,604
Investments, at value	$176,824,568	$248,443,796
Cash	$318,597	$10,923,157
Restricted cash*	137,000	60,000
Interest receivable	1,164,456	1,998,176
Receivable for Fund shares sold	151,626	95,174
Total assets	$178,596,247	$261,520,303

Liabilities
Payable for floating rate notes issued	$5,040,000	$11,750,000
Payable for investments purchased	320,020	—
Payable for when-issued securities	2,091,382	8,005,626
Payable for variation margin on open financial futures contracts	48,438	16,406
Payable for Fund shares redeemed	200,789	517,223
Distributions payable	105,061	158,466
Payable to affiliates:
Investment adviser fee	54,069	79,488
Distribution and service fees	39,755	56,895
Interest expense and fees payable	12,814	35,423
Accrued expenses	104,660	122,684
Total liabilities	$8,016,988	$20,742,211
Net Assets	$170,579,259	$240,778,092

Sources of Net Assets
Paid-in capital	$190,948,009	$255,130,082
Accumulated net realized loss	(38,839,675)	(40,003,923)
Accumulated undistributed net investment income	1,238,008	67,804
Net unrealized appreciation	17,232,917	25,584,129
Net Assets	$170,579,259	$240,778,092

Class A Shares
Net Assets	$117,155,251	$147,706,284
Shares Outstanding	12,305,905	16,220,673
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.52	$9.11
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.99	$9.56

Class B Shares
Net Assets	$—	$1,745,543
Shares Outstanding	—	185,187
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.43

Class C Shares
Net Assets	$24,731,468	$38,004,063
Shares Outstanding	2,489,442	4,030,329
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.93	$9.43

Class I Shares
Net Assets	$28,692,540	$53,322,202
Shares Outstanding	3,012,890	5,833,414
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.52	$9.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Operations

	Year Ended July 31, 2016
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$2,572,125	$3,623,681	$4,853,490
Total investment income	$2,572,125	$3,623,681	$4,853,490

Expenses
Investment adviser fee	$185,171	$288,570	$460,961
Distribution and service fees
Class A	94,385	138,947	146,066
Class B	2,729	8,598	3,314
Class C	55,363	64,263	116,989
Trustees’ fees and expenses	3,932	5,163	7,782
Custodian fee	28,218	33,601	42,131
Transfer and dividend disbursing agent fees	21,569	37,840	56,303
Legal and accounting services	44,187	59,076	42,599
Printing and postage	7,088	9,187	11,887
Registration fees	9,497	6,616	7,227
Miscellaneous	17,019	20,402	25,411
Total expenses	$469,158	$672,263	$920,670
Deduct —
Reduction of custodian fee	$79	$119	$227
Total expense reductions	$79	$119	$227

Net expenses	$469,079	$672,144	$920,443

Net investment income	$2,103,046	$2,951,537	$3,933,047

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$159,086	$261,910	$491,821
Financial futures contracts	(503,690)	(122,268)	(421,146)
Net realized gain (loss)	$(344,604)	$139,642	$70,675
Change in unrealized appreciation (depreciation) —
Investments	$2,624,082	$2,328,133	$3,237,496
Financial futures contracts	(340,030)	(94,688)	(326,149)
Net change in unrealized appreciation (depreciation)	$2,284,052	$2,233,445	$2,911,347

Net realized and unrealized gain	$1,939,448	$2,373,087	$2,982,022

Net increase in net assets from operations	$4,042,494	$5,324,624	$6,915,069

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Operations — continued

	Year Ended July 31, 2016
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$7,287,803	$10,581,642
Total investment income	$7,287,803	$10,581,642

Expenses
Investment adviser fee	$630,871	$914,424
Distribution and service fees
Class A	234,659	284,215
Class B	—	17,409
Class C	221,717	332,058
Trustees’ fees and expenses	9,352	12,782
Custodian fee	50,215	62,747
Transfer and dividend disbursing agent fees	74,500	101,268
Legal and accounting services	67,291	68,795
Printing and postage	13,591	18,572
Registration fees	5,174	5,945
Interest expense and fees	49,481	92,338
Miscellaneous	23,754	30,364
Total expenses	$1,380,605	$1,940,917
Deduct —
Reduction of custodian fee	$179	$40
Total expense reductions	$179	$40

Net expenses	$1,380,426	$1,940,877

Net investment income	$5,907,377	$8,640,765

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,672,399	$609,573
Financial futures contracts	(378,028)	(232,469)
Net realized gain	$1,294,371	$377,104
Change in unrealized appreciation (depreciation) —
Investments	$3,989,595	$4,767,813
Financial futures contracts	(342,996)	(95,611)
Net change in unrealized appreciation (depreciation)	$3,646,599	$4,672,202

Net realized and unrealized gain	$4,940,970	$5,049,306

Net increase in net assets from operations	$10,848,347	$13,690,071

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Changes in Net Assets

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,103,046	$2,951,537	$3,933,047
Net realized gain (loss) from investment transactions and financial futures contracts	(344,604)	139,642	70,675
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,284,052	2,233,445	2,911,347
Net increase in net assets from operations	$4,042,494	$5,324,624	$6,915,069
Distributions to shareholders —
From net investment income
Class A	$(1,557,569)	$(2,325,100)	$(2,193,739)
Class B	(7,364)	(23,541)	(7,930)
Class C	(147,864)	(175,253)	(276,708)
Class I	(376,464)	(397,088)	(1,478,703)
Total distributions to shareholders	$(2,089,261)	$(2,920,982)	$(3,957,080)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,580,550	$2,970,629	$9,667,740
Class B	32,188	9,546	—
Class C	1,265,565	1,517,163	2,667,890
Class I	6,848,625	4,561,081	30,276,298
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,366,043	1,923,785	2,045,891
Class B	6,915	12,239	7,921
Class C	125,979	128,089	250,009
Class I	83,699	235,160	765,345
Cost of shares redeemed
Class A	(5,220,798)	(10,256,613)	(11,011,849)
Class B	(42,280)	(210,509)	(41,983)
Class C	(666,777)	(1,545,276)	(1,836,186)
Class I	(4,628,436)	(1,617,680)	(10,161,356)
Net asset value of shares exchanged
Class A	53,995	66,548	146,542
Class B	(53,995)	(66,548)	(146,542)
Net increase (decrease) in net assets from Fund share transactions	$1,751,273	$(2,272,386)	$22,629,720

Net increase in net assets	$3,704,506	$131,256	$25,587,709

Net Assets
At beginning of year	$63,511,155	$89,304,989	$121,180,432
At end of year	$67,215,661	$89,436,245	$146,768,141

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(50,240)	$44,831

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$5,907,377	$8,640,765
Net realized gain from investment transactions and financial futures contracts	1,294,371	377,104
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,646,599	4,672,202
Net increase in net assets from operations	$10,848,347	$13,690,071
Distributions to shareholders —
From net investment income
Class A	$(4,210,260)	$(5,402,721)
Class B	—	(56,047)
Class C	(661,431)	(1,064,861)
Class I	(990,851)	(2,035,397)
Total distributions to shareholders	$(5,862,542)	$(8,559,026)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,669,607	$15,445,757
Class B	—	7,066
Class C	4,083,260	7,874,267
Class I	11,130,312	12,080,606
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,375,109	4,772,707
Class B	—	54,779
Class C	481,514	953,615
Class I	708,510	716,313
Cost of shares redeemed
Class A	(16,057,958)	(16,356,209)
Class B	—	(131,343)
Class C	(3,670,986)	(4,302,868)
Class I	(8,799,969)	(9,639,418)
Net asset value of shares exchanged
Class A	—	254,606
Class B	—	(254,606)
Net increase (decrease) in net assets from Fund share transactions	$(3,080,601)	$11,475,272

Net increase in net assets	$1,905,204	$16,606,317

Net Assets
At beginning of year	$168,674,055	$224,171,775
At end of year	$170,579,259	$240,778,092

Accumulated undistributed net investment income included in net assets
At end of year	$1,238,008	$67,804

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,323,589	$3,236,462	$3,722,465
Net realized gain (loss) from investment transactions and financial futures contracts	(140,707)	390,380	(395,171)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(406,243)	(394,911)	(12,658)
Net increase in net assets from operations	$1,776,639	$3,231,931	$3,314,636
Distributions to shareholders —
From net investment income
Class A	$(1,925,706)	$(2,626,140)	$(2,352,858)
Class B	(14,004)	(35,227)	(10,745)
Class C	(176,637)	(182,248)	(278,218)
Class I	(354,196)	(361,740)	(1,055,487)
Total distributions to shareholders	$(2,470,543)	$(3,205,355)	$(3,697,308)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,214,576	$3,325,512	$12,146,951
Class B	1,444	12,854	—
Class C	650,531	955,749	2,000,326
Class I	3,529,852	2,627,754	17,389,733
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,672,901	2,166,386	2,220,093
Class B	11,052	19,894	10,603
Class C	156,241	136,897	247,364
Class I	79,795	208,391	508,159
Cost of shares redeemed
Class A	(9,282,919)	(10,314,591)	(15,906,898)
Class B	(61,867)	(215,099)	(31,633)
Class C	(846,897)	(793,779)	(1,673,746)
Class I	(2,894,674)	(3,496,534)	(6,115,150)
Net asset value of shares exchanged
Class A	175,873	234,027	109,222
Class B	(175,873)	(234,027)	(109,222)
Net increase (decrease) in net assets from Fund share transactions	$(3,769,965)	$(5,366,566)	$10,795,802

Net increase (decrease) in net assets	$(4,463,869)	$(5,339,990)	$10,413,130

Net Assets
At beginning of year	$67,975,024	$94,644,979	$110,767,302
At end of year	$63,511,155	$89,304,989	$121,180,432

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(50,240)	$44,830

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$6,182,867	$8,738,177
Net realized loss from investment transactions and financial futures contracts	(1,464,137)	(3,700,196)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	197,467	2,366,189
Net increase in net assets from operations	$4,916,197	$7,404,170
Distributions to shareholders —
From net investment income
Class A	$(4,593,018)	$(5,659,073)
Class B	—	(81,689)
Class C	(674,892)	(1,056,400)
Class I	(882,548)	(1,866,774)
Total distributions to shareholders	$(6,150,458)	$(8,663,936)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,063,073	$8,819,543
Class B	—	26,014
Class C	2,282,259	6,486,176
Class I	10,113,296	15,250,989
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,706,218	4,923,379
Class B	—	78,473
Class C	491,581	946,532
Class I	503,513	635,468
Cost of shares redeemed
Class A	(23,504,061)	(20,801,895)
Class B	—	(355,058)
Class C	(3,901,909)	(6,876,620)
Class I	(5,731,009)	(6,269,439)
Net asset value of shares exchanged
Class A	—	726,920
Class B	—	(726,920)
Net increase (decrease) in net assets from Fund share transactions	$(9,977,039)	$2,863,562

Net increase (decrease) in net assets	$(11,211,300)	$1,603,796

Net Assets
At beginning of year	$179,885,355	$222,567,979
At end of year	$168,674,055	$224,171,775

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,008	$(39,400)

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.540	$9.650	$9.300	$10.030	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.321	$0.346	$0.378	$0.374	$0.404
Net realized and unrealized gain (loss)	0.298	(0.088)	0.337	(0.741)	0.736

Total income (loss) from operations	$0.619	$0.258	$0.715	$(0.367)	$1.140

Less Distributions
From net investment income	$(0.319)	$(0.368)	$(0.365)	$(0.363)	$(0.387)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.319)	$(0.368)	$(0.365)	$(0.363)	$(0.390)

Net asset value — End of year	$9.840	$9.540	$9.650	$9.300	$10.030

Total Return(2)	6.60%	2.67%	7.84%	(3.82)%	12.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$47,956	$47,736	$52,491	$54,949	$62,591
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.69%	0.72%	0.73%	0.74%	0.74%
Interest and fee expense(4)	—	—	0.03%	0.02%	0.02%
Total expenses(3)	0.69%	0.72%	0.76%	0.76%	0.76%
Net investment income	3.32%	3.56%	4.01%	3.77%	4.17%
Portfolio Turnover	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Arizona Fund — Class B
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.600	$10.720	$10.330	$11.140	$10.310

Income (Loss) From Operations
Net investment income(1)	$0.278	$0.294	$0.343	$0.334	$0.368
Net realized and unrealized gain (loss)	0.326	(0.086)	0.374	(0.823)	0.815

Total income (loss) from operations	$0.604	$0.208	$0.717	$(0.489)	$1.183

Less Distributions
From net investment income	$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.350)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.353)

Net asset value — End of year	$10.930	$10.600	$10.720	$10.330	$11.140

Total Return(2)	5.78%	1.93%	7.05%	(4.53)%	11.64%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$277	$326	$555	$789	$1,451
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.47%	1.48%	1.49%	1.49%
Interest and fee expense(4)	—	—	0.03%	0.02%	0.02%
Total expenses(3)	1.44%	1.47%	1.51%	1.51%	1.51%
Net investment income	2.59%	2.72%	3.28%	3.02%	3.42%
Portfolio Turnover	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.610	$10.730	$10.340	$11.150	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.275	$0.305	$0.343	$0.333	$0.366
Net realized and unrealized gain (loss)	0.329	(0.097)	0.374	(0.822)	0.817

Total income (loss) from operations	$0.604	$0.208	$0.717	$(0.489)	$1.183

Less Distributions
From net investment income	$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.350)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.274)	$(0.328)	$(0.327)	$(0.321)	$(0.353)

Net asset value — End of year	$10.940	$10.610	$10.730	$10.340	$11.150

Total Return(2)	5.77%	1.93%	7.05%	(4.52)%	11.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,592	$5,690	$5,792	$7,733	$9,602
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.47%	1.48%	1.49%	1.49%
Interest and fee expense(4)	—	—	0.03%	0.02%	0.02%
Total expenses(3)	1.44%	1.47%	1.51%	1.51%	1.51%
Net investment income	2.56%	2.83%	3.28%	3.01%	3.39%
Portfolio Turnover	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.540	$9.640	$9.300	$10.020	$9.270

Income (Loss) From Operations
Net investment income(1)	$0.339	$0.368	$0.396	$0.392	$0.423
Net realized and unrealized gain (loss)	0.289	(0.081)	0.328	(0.729)	0.736

Total income (loss) from operations	$0.628	$0.287	$0.724	$(0.337)	$1.159

Less Distributions
From net investment income	$(0.338)	$(0.387)	$(0.384)	$(0.383)	$(0.406)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.338)	$(0.387)	$(0.384)	$(0.383)	$(0.409)

Net asset value — End of year	$9.830	$9.540	$9.640	$9.300	$10.020

Total Return(2)	6.70%	2.98%	7.94%	(3.53)%	12.74%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,390	$9,759	$9,136	$6,852	$2,658
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.49%	0.52%	0.53%	0.54%	0.54%
Interest and fee expense(4)	—	—	0.03%	0.02%	0.02%
Total expenses(3)	0.49%	0.52%	0.56%	0.56%	0.56%
Net investment income	3.50%	3.79%	4.20%	3.95%	4.35%
Portfolio Turnover	14%	8%	4%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.240	$10.240	$9.890	$10.750	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.351	$0.364	$0.386	$0.383	$0.415
Net realized and unrealized gain (loss)	0.276	(0.004)	0.347	(0.862)	0.700

Total income (loss) from operations	$0.627	$0.360	$0.733	$(0.479)	$1.115

Less Distributions
From net investment income	$(0.347)	$(0.360)	$(0.383)	$(0.379)	$(0.412)
Tax return of capital	—	—	—	(0.002)	(0.003)

Total distributions	$(0.347)	$(0.360)	$(0.383)	$(0.381)	$(0.415)

Net asset value — End of year	$10.520	$10.240	$10.240	$9.890	$10.750

Total Return(2)	6.22%	3.53%	7.56%	(4.62)%	11.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$68,795	$72,210	$76,772	$88,850	$101,699
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.72%	0.71%	0.73%	0.75%
Interest and fee expense(4)	—	0.03%	0.07%	0.05%	0.05%
Total expenses(3)	0.72%	0.75%	0.78%	0.78%	0.80%
Net investment income	3.38%	3.52%	3.87%	3.62%	3.98%
Portfolio Turnover	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class B
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.190	$10.190	$9.850	$10.700	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.272	$0.285	$0.309	$0.303	$0.336
Net realized and unrealized gain (loss)	0.276	(0.004)	0.337	(0.853)	0.699

Total income (loss) from operations	$0.548	$0.281	$0.646	$(0.550)	$1.035

Less Distributions
From net investment income	$(0.268)	$(0.281)	$(0.306)	$(0.299)	$(0.333)
Tax return of capital	—	—	—	(0.001)	(0.002)

Total distributions	$(0.268)	$(0.281)	$(0.306)	$(0.300)	$(0.335)

Net asset value — End of year	$10.470	$10.190	$10.190	$9.850	$10.700

Total Return(2)	5.44%	2.76%	6.67%	(5.28)%	10.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$795	$1,026	$1,439	$1,642	$2,576
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.47%	1.46%	1.49%	1.50%
Interest and fee expense(4)	—	0.03%	0.07%	0.05%	0.05%
Total expenses(3)	1.47%	1.50%	1.53%	1.54%	1.55%
Net investment income	2.64%	2.77%	3.11%	2.87%	3.24%
Portfolio Turnover	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.200	$10.200	$9.860	$10.710	$10.010

Income (Loss) From Operations
Net investment income(1)	$0.271	$0.285	$0.310	$0.302	$0.335
Net realized and unrealized gain (loss)	0.287	(0.003)	0.337	(0.852)	0.700

Total income (loss) from operations	$0.558	$0.282	$0.647	$(0.550)	$1.035

Less Distributions
From net investment income	$(0.268)	$(0.282)	$(0.307)	$(0.299)	$(0.333)
Tax return of capital	—	—	—	(0.001)	(0.002)

Total distributions	$(0.268)	$(0.282)	$(0.307)	$(0.300)	$(0.335)

Net asset value — End of year	$10.490	$10.200	$10.200	$9.860	$10.710

Total Return(2)	5.54%	2.76%	6.67%	(5.27)%	10.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,020	$6,739	$6,447	$6,787	$7,766
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.47%	1.46%	1.48%	1.50%
Interest and fee expense(4)	—	0.03%	0.07%	0.05%	0.05%
Total expenses(3)	1.47%	1.50%	1.53%	1.53%	1.55%
Net investment income	2.62%	2.77%	3.11%	2.86%	3.22%
Portfolio Turnover	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.240	$10.240	$9.890	$10.760	$10.050

Income (Loss) From Operations
Net investment income	$0.371 (1)	$0.385 (1)	$0.406 (1)	$0.404 (1)	$0.438
Net realized and unrealized gain (loss)	0.276	(0.004)	0.347	(0.872)	0.708

Total income (loss) from operations	$0.647	$0.381	$0.753	$(0.468)	$1.146

Less Distributions
From net investment income	$(0.367)	$(0.381)	$(0.403)	$(0.400)	$(0.433)
Tax return of capital	—	—	—	(0.002)	(0.003)

Total distributions	$(0.367)	$(0.381)	$(0.403)	$(0.402)	$(0.436)

Net asset value — End of year	$10.520	$10.240	$10.240	$9.890	$10.760

Total Return(2)	6.43%	3.74%	7.78%	(4.52)%	11.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,826	$9,330	$9,987	$8,454	$10,701
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.52%	0.51%	0.53%	0.54%
Interest and fee expense(4)	—	0.03%	0.07%	0.05%	0.05%
Total expenses(3)	0.52%	0.55%	0.58%	0.58%	0.59%
Net investment income	3.57%	3.71%	4.05%	3.82%	4.11%
Portfolio Turnover	7%	2%	6%	13%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.550	$9.580	$9.230	$9.760	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.288	$0.312	$0.319	$0.306	$0.341
Net realized and unrealized gain (loss)	0.222	(0.033)	0.349	(0.533)	0.598

Total income (loss) from operations	$0.510	$0.279	$0.668	$(0.227)	$0.939

Less Distributions
From net investment income	$(0.290)	$(0.309)	$(0.318)	$(0.303)	$(0.339)

Total distributions	$(0.290)	$(0.309)	$(0.318)	$(0.303)	$(0.339)

Net asset value — End of year	$9.770	$9.550	$9.580	$9.230	$9.760

Total Return(2)	5.42%	2.94%	7.36%	(2.43)%	10.41%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,061	$71,598	$73,246	$77,456	$86,725
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.69%	0.71%	0.71%	0.72%	0.72%
Net investment income	2.98%	3.24%	3.40%	3.15%	3.59%
Portfolio Turnover	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class B
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.280	$10.310	$9.930	$10.500	$9.860

Income (Loss) From Operations
Net investment income(1)	$0.234	$0.258	$0.268	$0.251	$0.295
Net realized and unrealized gain (loss)	0.230	(0.033)	0.378	(0.573)	0.633

Total income (loss) from operations	$0.464	$0.225	$0.646	$(0.322)	$0.928

Less Distributions
From net investment income	$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Total distributions	$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Net asset value — End of year	$10.510	$10.280	$10.310	$9.930	$10.500

Total Return(2)	4.57%	2.19%	6.59%	(3.15)%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$231	$404	$535	$846	$1,323
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.45%	1.46%	1.47%	1.47%	1.47%
Net investment income	2.26%	2.49%	2.66%	2.40%	2.89%
Portfolio Turnover	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.270	$10.300	$9.920	$10.490	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.231	$0.257	$0.268	$0.250	$0.289
Net realized and unrealized gain (loss)	0.233	(0.032)	0.378	(0.572)	0.639

Total income (loss) from operations	$0.464	$0.225	$0.646	$(0.322)	$0.928

Less Distributions
From net investment income	$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Total distributions	$(0.234)	$(0.255)	$(0.266)	$(0.248)	$(0.288)

Net asset value — End of year	$10.500	$10.270	$10.300	$9.920	$10.490

Total Return(2)	4.57%	2.19%	6.60%	(3.16)%	9.54%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,990	$11,636	$11,098	$12,298	$12,955
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.44%	1.46%	1.47%	1.47%	1.47%
Net investment income	2.23%	2.48%	2.66%	2.39%	2.83%
Portfolio Turnover	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.550	$9.580	$9.230	$9.760	$9.160

Income (Loss) From Operations
Net investment income	$0.304 (1)	$0.330 (1)	$0.337 (1)	$0.325 (1)	$0.358
Net realized and unrealized gain (loss)	0.225	(0.031)	0.349	(0.532)	0.600

Total income (loss) from operations	$0.529	$0.299	$0.686	$(0.207)	$0.958

Less Distributions
From net investment income	$(0.309)	$(0.329)	$(0.336)	$(0.323)	$(0.358)

Total distributions	$(0.309)	$(0.329)	$(0.336)	$(0.323)	$(0.358)

Net asset value — End of year	$9.770	$9.550	$9.580	$9.230	$9.760

Total Return(2)	5.63%	3.15%	7.57%	(2.23)%	10.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,486	$37,542	$25,888	$21,323	$21,608
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.49%	0.51%	0.51%	0.52%	0.52%
Net investment income	3.15%	3.43%	3.60%	3.35%	3.54%
Portfolio Turnover	12%	2%	4%	5%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.240	$9.310	$9.010	$9.580	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.339	$0.337	$0.357	$0.382	$0.396
Net realized and unrealized gain (loss)	0.277	(0.072)	0.299	(0.570)	0.748

Total income (loss) from operations	$0.616	$0.265	$0.656	$(0.188)	$1.144

Less Distributions
From net investment income	$(0.336)	$(0.335)	$(0.356)	$(0.382)	$(0.394)

Total distributions	$(0.336)	$(0.335)	$(0.356)	$(0.382)	$(0.394)

Net asset value — End of year	$9.520	$9.240	$9.310	$9.010	$9.580

Total Return(2)	6.78%	2.86%	7.43%	(2.12)%	13.24%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$117,155	$120,659	$135,265	$146,499	$173,054
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.73%	0.74%	0.75%	0.76%
Interest and fee expense(4)	0.03%	0.02%	0.03%	0.07%	0.07%
Total expenses(3)	0.75%	0.75%	0.77%	0.82%	0.83%
Net investment income	3.62%	3.60%	3.92%	3.98%	4.31%
Portfolio Turnover	17%	8%	16%	6%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.640	$9.710	$9.400	$9.990	$9.210

Income (Loss) From Operations
Net investment income(1)	$0.280	$0.278	$0.300	$0.323	$0.340
Net realized and unrealized gain (loss)	0.288	(0.072)	0.310	(0.590)	0.780

Total income (loss) from operations	$0.568	$0.206	$0.610	$(0.267)	$1.120

Less Distributions
From net investment income	$(0.278)	$(0.276)	$(0.300)	$(0.323)	$(0.340)

Total distributions	$(0.278)	$(0.276)	$(0.300)	$(0.323)	$(0.340)

Net asset value — End of year	$9.930	$9.640	$9.710	$9.400	$9.990

Total Return(2)	5.97%	2.13%	6.59%	(2.81)%	12.37%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,731	$23,141	$24,442	$25,796	$28,066
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.48%	1.49%	1.50%	1.51%
Interest and fee expense(4)	0.03%	0.02%	0.03%	0.07%	0.07%
Total expenses(3)	1.50%	1.50%	1.52%	1.57%	1.58%
Net investment income	2.86%	2.85%	3.16%	3.23%	3.55%
Portfolio Turnover	17%	8%	16%	6%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.240	$9.310	$9.010	$9.580	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.357	$0.355	$0.372	$0.401	$0.412
Net realized and unrealized gain (loss)	0.278	(0.071)	0.302	(0.570)	0.751

Total income (loss) from operations	$0.635	$0.284	$0.674	$(0.169)	$1.163

Less Distributions
From net investment income	$(0.355)	$(0.354)	$(0.374)	$(0.401)	$(0.413)

Total distributions	$(0.355)	$(0.354)	$(0.374)	$(0.401)	$(0.413)

Net asset value — End of year	$9.520	$9.240	$9.310	$9.010	$9.580

Total Return(2)	7.00%	3.07%	7.64%	(1.93)%	13.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,693	$24,873	$20,179	$13,493	$10,922
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.53%	0.53%	0.55%	0.56%
Interest and fee expense(4)	0.03%	0.02%	0.03%	0.07%	0.07%
Total expenses(3)	0.55%	0.55%	0.56%	0.62%	0.63%
Net investment income	3.80%	3.80%	4.07%	4.18%	4.47%
Portfolio Turnover	17%	8%	16%	6%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.900	$8.950	$8.750	$9.170	$8.800

Income (Loss) From Operations
Net investment income(1)	$0.345	$0.355	$0.375	$0.369	$0.380
Net realized and unrealized gain (loss)	0.207	(0.053)	0.197	(0.423)	0.370

Total income (loss) from operations	$0.552	$0.302	$0.572	$(0.054)	$0.750

Less Distributions
From net investment income	$(0.342)	$(0.352)	$(0.372)	$(0.366)	$(0.380)

Total distributions	$(0.342)	$(0.352)	$(0.372)	$(0.366)	$(0.380)

Net asset value — End of year	$9.110	$8.900	$8.950	$8.750	$9.170

Total Return(2)	6.32%	3.41%	6.68%	(0.70)%	8.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$147,706	$140,411	$147,461	$156,219	$179,909
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.75%	0.74%	0.76%	0.77%
Interest and fee expense(4)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(3)	0.77%	0.78%	0.78%	0.81%	0.82%
Net investment income	3.84%	3.95%	4.25%	4.01%	4.25%
Portfolio Turnover	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.220	$9.270	$9.060	$9.490	$9.110

Income (Loss) From Operations
Net investment income(1)	$0.288	$0.298	$0.321	$0.310	$0.326
Net realized and unrealized gain (loss)	0.207	(0.053)	0.206	(0.432)	0.377

Total income (loss) from operations	$0.495	$0.245	$0.527	$(0.122)	$0.703

Less Distributions
From net investment income	$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.323)

Total distributions	$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.323)

Net asset value — End of year	$9.430	$9.220	$9.270	$9.060	$9.490

Total Return(2)	5.44%	2.66%	5.92%	(1.39)%	7.86%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,746	$2,029	$3,012	$4,517	$7,255
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.50%	1.50%	1.52%	1.52%
Interest and fee expense(4)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(3)	1.52%	1.53%	1.54%	1.57%	1.57%
Net investment income	3.10%	3.20%	3.51%	3.26%	3.52%
Portfolio Turnover	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.220	$9.270	$9.060	$9.490	$9.110

Income (Loss) From Operations
Net investment income(1)	$0.287	$0.298	$0.319	$0.310	$0.324
Net realized and unrealized gain (loss)	0.208	(0.053)	0.208	(0.432)	0.380

Total income (loss) from operations	$0.495	$0.245	$0.527	$(0.122)	$0.704

Less Distributions
From net investment income	$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.324)

Total distributions	$(0.285)	$(0.295)	$(0.317)	$(0.308)	$(0.324)

Net asset value — End of year	$9.430	$9.220	$9.270	$9.060	$9.490

Total Return(2)	5.44%	2.66%	5.92%	(1.39)%	7.86%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,004	$32,695	$32,342	$34,045	$38,268
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.50%	1.49%	1.51%	1.52%
Interest and fee expense(4)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(3)	1.52%	1.53%	1.53%	1.56%	1.57%
Net investment income	3.08%	3.20%	3.49%	3.26%	3.49%
Portfolio Turnover	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.940	$8.990	$8.790	$9.200	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.365	$0.375	$0.393	$0.388	$0.400
Net realized and unrealized gain (loss)	0.197	(0.053)	0.198	(0.412)	0.369

Total income (loss) from operations	$0.562	$0.322	$0.591	$(0.024)	$0.769

Less Distributions
From net investment income	$(0.362)	$(0.372)	$(0.391)	$(0.386)	$(0.399)

Total distributions	$(0.362)	$(0.372)	$(0.391)	$(0.386)	$(0.399)

Net asset value — End of year	$9.140	$8.940	$8.990	$8.790	$9.200

Total Return(2)	6.40%	3.62%	6.88%	(0.37)%	8.91%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$53,322	$49,036	$39,754	$29,443	$29,484
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.55%	0.54%	0.56%	0.57%
Interest and fee expense(4)	0.04%	0.03%	0.04%	0.05%	0.05%
Total expenses(3)	0.57%	0.58%	0.58%	0.61%	0.62%
Net investment income	4.03%	4.15%	4.43%	4.21%	4.45%
Portfolio Turnover	8%	5%	4%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

63

Eaton Vance

Municipal Income Funds

July 31, 2016

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$5,040,000	$11,750,000
Interest Rate or Range of Interest Rates (%)	0.75	0.46 - 0.64
Collateral for Floating Rate Notes Outstanding	$6,226,731	$18,212,177

For the year ended July 31, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,412,240	$11,750,000
Average Interest Rate	0.91%	0.79%

64

Eaton Vance

Municipal Income Funds

July 31, 2016

Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

65

Eaton Vance

Municipal Income Funds

July 31, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2016 and July 31, 2015 was as follows:

	Year Ended July 31, 2016
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,089,261	$2,920,982	$3,921,026	$5,848,936	$8,556,998
Ordinary income	$—	$—	$36,054	$13,606	$2,028

	Year Ended July 31, 2015
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,470,543	$3,205,355	$3,697,076	$6,131,834	$8,663,830
Ordinary income	$—	$—	$232	$18,624	$106

During the year ended July 31, 2016, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount, premium amortization and defaulted bond interest.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(160,306)	$(329,657)	$(410,833)	$(3,716,712)	$(1,414,955)
Accumulated net realized loss	$174,091	$360,212	$386,799	$3,761,547	$1,389,490
Accumulated undistributed (distributions in excess of) net investment income	$(13,785)	$(30,555)	$24,034	$(44,835)	$25,465

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Undistributed tax-exempt income	$280,816	$397	$129,649	$1,343,069	$226,270
Capital loss carryforwards and deferred capital losses	$(6,040,857)	$(5,641,490)	$(3,992,277)	$(39,342,942)	$(40,929,690)
Net unrealized appreciation	$7,282,984	$8,786,512	$11,312,326	$17,736,184	$26,509,896
Other temporary differences	$(39,128)	$(50,637)	$(84,818)	$(105,061)	$(158,466)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, residual interest bonds, accretion of market discount, premium amortization and the timing of recognizing distributions to shareholders.

At July 31, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule,

66

Eaton Vance

Municipal Income Funds

July 31, 2016

Notes to Financial Statements — continued

capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2017	$997,387	$662,277	$566,758	$6,120,511	$5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforwards	$4,469,094	$3,735,114	$2,813,253	$30,736,461	$26,282,830

Deferred capital losses:
Short-term	$687,833	$1,419,582	$838,418	$4,149,181	$5,176,494
Long-term	$883,930	$486,794	$340,606	$4,457,300	$9,470,366

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$57,479,097	$78,002,515	$132,153,708	$154,048,384	$210,183,900

Gross unrealized appreciation	$7,282,984	$8,786,512	$11,312,326	$17,904,484	$28,530,560
Gross unrealized depreciation	—	—	—	(168,300)	(2,020,664)

Net unrealized appreciation	$7,282,984	$8,786,512	$11,312,326	$17,736,184	$26,509,896

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$185,171	$288,570	$460,961	$630,871	$914,424
Effective Annual Rate	0.29%	0.33%	0.35%	0.38%	0.40%

67

Eaton Vance

Municipal Income Funds

July 31, 2016

Notes to Financial Statements — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2016 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$2,934	$5,380	$6,694	$8,733	$11,794
EVD’s Class A Sales Charges	$8,720	$8,591	$8,581	$16,694	$35,235

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2016 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$94,385	$138,947	$146,066	$234,659	$284,215

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2016, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$2,155	$6,788	$2,616	$—	$13,744
Class C Distribution Fees	$43,707	$50,734	$92,360	$175,040	$262,151

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2016 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$574	$1,810	$698	$—	$3,665
Class C Service Fees	$11,656	$13,529	$24,629	$46,677	$69,907

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Eaton Vance

Municipal Income Funds

July 31, 2016

Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended July 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—
Class B	$—	$800	$—	$—	$20
Class C	$300	$300	$400	$10	$1,300

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2016 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$8,848,946	$6,176,980	$38,054,024	$29,490,312	$27,564,742
Sales	$8,617,550	$9,066,946	$14,983,868	$29,649,182	$19,304,412

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	265,388	2,975	116,937	703,252
Issued to shareholders electing to receive payments of distributions in Fund shares	141,053	643	11,696	8,638
Redemptions	(540,667)	(4,003)	(62,328)	(475,251)
Exchange from Class B shares	5,579	—	—	—
Exchange to Class A shares	—	(5,019)	—	—

Net increase (decrease)	(128,647)	(5,404)	66,305	236,639

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July 31, 2016

Notes to Financial Statements — continued

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	329,780	134	60,181	364,036
Issued to shareholders electing to receive payments of distributions in Fund shares	172,397	1,025	14,479	8,228
Redemptions	(957,594)	(5,834)	(78,291)	(296,346)
Exchange from Class B shares	18,128	—	—	—
Exchange to Class A shares	—	(16,314)	—	—

Net increase (decrease)	(437,289)	(20,989)	(3,631)	75,918

Connecticut Fund
	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	287,072	925	146,735	440,542
Issued to shareholders electing to receive payments of distributions in Fund shares	185,455	1,186	12,399	22,647
Redemptions	(993,423)	(20,372)	(150,133)	(155,531)
Exchange from Class B shares	6,433	—	—	—
Exchange to Class A shares	—	(6,463)	—	—

Net increase (decrease)	(514,463)	(24,724)	9,001	307,658

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	321,527	1,247	92,315	254,025
Issued to shareholders electing to receive payments of distributions in Fund shares	209,219	1,930	13,270	20,112
Redemptions	(999,506)	(20,912)	(76,992)	(338,351)
Exchange from Class B shares	22,697	—	—	—
Exchange to Class A shares	—	(22,808)	—	—

Net increase (decrease)	(446,063)	(40,543)	28,593	(64,214)

Minnesota Fund
	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,002,668	—	256,420	3,132,000
Issued to shareholders electing to receive payments of distributions in Fund shares	211,963	764	24,082	79,215
Redemptions	(1,141,269)	(4,044)	(176,431)	(1,050,344)
Exchange from Class B shares	15,121	—	—	—
Exchange to Class A shares	—	(14,050)	—	—

Net increase (decrease)	88,483	(17,330)	104,071	2,160,871

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July 31, 2016

Notes to Financial Statements — continued

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	1,260,672	—	193,109	1,809,919
Issued to shareholders electing to receive payments of distributions in Fund shares	230,574	1,024	23,892	52,815
Redemptions	(1,651,551)	(3,070)	(161,356)	(634,627)
Exchange from Class B shares	11,332	—	—	—
Exchange to Class A shares	—	(10,527)	—	—

Net increase (decrease)	(148,973)	(12,573)	55,645	1,228,107

New Jersey Fund
	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	602,825	—	415,700	1,187,421
Issued to shareholders electing to receive payments of distributions in Fund shares	359,689	—	49,155	75,379
Redemptions	(1,717,118)	—	(375,782)	(941,328)

Net increase (decrease)	(754,604)	—	89,073	321,472

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	648,864	—	233,676	1,083,800
Issued to shareholders electing to receive payments of distributions in Fund shares	396,572	—	50,412	53,895
Redemptions	(2,516,150)	—	(399,947)	(613,261)

Net increase (decrease)	(1,470,714)	—	(115,859)	524,434

Pennsylvania Fund
	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,712,059	765	844,176	1,334,102
Issued to shareholders electing to receive payments of distributions in Fund shares	529,830	5,876	102,206	79,170
Redemptions	(1,818,606)	(14,198)	(461,982)	(1,066,042)
Exchange from Class B shares	28,386	—	—	—
Exchange to Class A shares	—	(27,408)	—	—

Net increase (decrease)	451,669	(34,965)	484,400	347,230

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Notes to Financial Statements — continued

	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	980,101	2,794	695,771	1,687,863
Issued to shareholders electing to receive payments of distributions in Fund shares	547,289	8,419	101,626	70,393
Redemptions	(2,313,030)	(38,094)	(740,643)	(696,260)
Exchange from Class B shares	80,727	—	—	—
Exchange to Class A shares	—	(78,009)	—	—

Net increase (decrease)	(704,913)	(104,890)	56,754	1,061,996

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2016.

On September 2, 2016, the Funds renewed their line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2016 is included in the Portfolio of Investments. At July 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2016 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(411,775	)(1)	$(105,885	)(1)	$(364,715	)(1)	$(358,770	)(1)	$(176,475	)(1)

Total	$(411,775)		$(105,885)		$(364,715)		$(358,770)		$(176,475)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2016 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(503,690	)(1)	$(122,268	)(1)	$(421,146	)(1)	$(378,028	)(1)	$(232,469	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(340,030	)(2)	$(94,688	)(2)	$(326,149	)(2)	$(342,996	)(2)	$(95,611	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended July 31, 2016, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts – Short	$5,552,000	$1,428,000	$4,920,000	$12,848,000	$5,349,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,762,081	$—	$64,762,081

Total Investments	$—	$64,762,081	$—	$64,762,081

Liability Description

Futures Contracts	$(411,775)	$—	$—	$(411,775)

Total	$(411,775)	$—	$—	$(411,775)

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Notes to Financial Statements — continued

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,789,027	$—	$86,789,027

Total Investments	$—	$86,789,027	$—	$86,789,027

Liability Description

Futures Contracts	$(105,885)	$—	$—	$(105,885)

Total	$(105,885)	$—	$—	$(105,885)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$143,466,034	$—	$143,466,034

Total Investments	$—	$143,466,034	$—	$143,466,034

Liability Description

Futures Contracts	$(364,715)	$—	$—	$(364,715)

Total	$(364,715)	$—	$—	$(364,715)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$172,047,143	$—	$172,047,143
Taxable Municipal Securities	—	4,777,425	—	4,777,425

Total Investments	$—	$176,824,568	$—	$176,824,568

Liability Description

Futures Contracts	$(358,770)	$—	$—	$(358,770)

Total	$(358,770)	$—	$—	$(358,770)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$248,401,974	$—	$248,401,974
Taxable Municipal Securities	—	41,822	—	41,822

Total Investments	$—	$248,443,796	$—	$248,443,796

Liability Description

Futures Contracts	$(176,475)	$—	$—	$(176,475)

Total	$(176,475)	$—	$—	$(176,475)

The Funds held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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July 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2016

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2016, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	100.00%
Connecticut Municipal Income Fund	100.00%
Minnesota Municipal Income Fund	99.09%
New Jersey Municipal Income Fund	99.77%
Pennsylvania Municipal Income Fund	99.98%

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Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and

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Board of Trustees’ Contract Approval — continued

resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

79

Eaton Vance

Municipal Income Funds

July 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

80

Eaton Vance

Municipal Income Funds

July 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

81

Eaton Vance

Municipal Income Funds

July 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

82

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313    7.31.16

Eaton Vance Municipal Opportunities Fund Annual Report July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2016

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	29

Federal Tax Information	30

Board of Trustees’ Contract Approval	31

Management and Organization	34

Important Notices	37

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on August 1, 2015, U.S. Treasurys, along with municipal bonds, had just begun a rally that would continue throughout the period.

In the first month of the period, China surprised the markets by devaluing its currency. Commodity prices continued a decline that had started in the spring of 2015, and the Federal Reserve Board (the Fed) decided not to raise rates at its September 2015 meeting.

Against this backdrop, many asset classes experienced dramatic volatility. But the municipal market, a high quality asset class with a generally improving credit landscape, continued its steady rally despite a Fed rate hike in December 2015. A combination of lower than expected new issue supply and strong inflows to municipal mutual funds in the final quarter of 2015 was an additional tailwind for the asset class.

In January of 2016, the municipal rally accelerated as U.S. equities experienced what was widely reported as their worst-ever start to a new year. The combination of plummeting oil prices and slowing economic growth in China helped drive a global “flight to quality,” with investors fleeing asset classes regarded as risky for the perceived safety of U.S. Treasurys and municipal bonds. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made Treasurys look attractive by comparison. In the final months of the period, Great Britain’s vote to leave the European Union, ongoing Fed caution and weak U.S. GDP reports continued to fuel the flight to quality.

Even the Commonwealth of Puerto Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal market rally, as the market had anticipated the default for some time.

For the one-year period as a whole, the yield curve flattened for municipal AAA-rated6 issues, with rates rising in the one-year area of the curve but falling for maturities of two to 30 years. In general, longer maturities saw greater rate declines and thus better price performance. Municipal bonds underperformed U.S.

Treasurys in the five-year part of the yield curve, but outperformed U.S. Treasurys in the 10- to 30- year area of the curve.

Fund Performance

For the fiscal year ended July 31, 2016, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 8.59%, outperforming the 6.94% return of the Fund’s benchmark, the Barclays Municipal Bond Index (the Index).2

In seeking to achieve its primary investment objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, across different sectors and different state issuers. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

For the 12-month period, the primary contributor to the Fund’s outperformance versus the Index was opportunistic trading of securities across the yield curve and across various rating categories and sectors. Security selection and an overweight, relative to the Index, in the health care sector also helped performance versus the Index, as did security selection in insured Puerto Rico credits. Security selection in taxable municipal bonds, which are not represented in the Index, aided results versus the Index as well.

In contrast, an underweight in zero coupon bonds, which were the strongest performing coupon structure during the one-year period, detracted from performance relative to the Index. Other detractors included an overweight in floating rate notes — a relatively defensive holding during a period when municipal bonds rallied — and an underweight in bonds with 20 or more years remaining to maturity, during a fiscal year when longer maturities outperformed shorter maturities across the yield curve.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	8.59%	6.73%	6.72%
Class A with 4.75% Maximum Sales Charge	—	—	3.46	5.70	5.72
Class C at NAV	08/18/2014	05/31/2011	7.87	6.38	6.39
Class C with 1% Maximum Sales Charge	—	—	6.87	6.38	6.39
Class I at NAV	05/31/2011	05/31/2011	8.95	7.03	7.02
Barclays Municipal Bond Index	—	—	6.94%	5.12%	5.23%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.06%	1.81%	0.81%
Net			1.00	1.75	0.75

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			1.68%	0.91%	1.92%
Taxable-Equivalent Distribution Rate			2.97	1.61	3.39
SEC 30-day Yield			1.19	0.50	1.49
Taxable-Equivalent SEC 30-day Yield			2.10	0.88	2.63

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/31/2011	$13,774	N.A.
Class I	$250,000	05/31/2011	$355,115	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/16. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.30	$4.86	0.96%
Class C	$1,000.00	$1,033.30	$8.64	1.71%
Class I	$1,000.00	$1,038.40	$3.60	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.82	0.96%
Class C	$1,000.00	$1,016.40	$8.57	1.71%
Class I	$1,000.00	$1,021.30	$3.57	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 93.3%

Security	Principal Amount (000’s omitted)	Value

Education — 5.0%
Boise State University, ID, 5.00%, 4/1/30	$600	$757,566
Boise State University, ID, 5.00%, 4/1/31	600	755,160
Boise State University, ID, 5.00%, 4/1/32	615	770,970
Boise State University, ID, 5.00%, 4/1/33	1,000	1,248,650
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	747,840
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	1,065	1,304,529
California Infrastructure and Economic Development Bank, (The Colburn School), 1.44%, 6/1/20 (Put Date), 8/1/37(1)	3,000	3,004,260
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	656,502
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	732,900
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	554,280
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	590,400
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,992,778
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,156,590
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	3,059,207
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/26	2,000	2,680,940
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/26	550	716,254
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/27	1,000	1,291,700
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/28	400	513,736
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/29	1,300	1,658,813
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	618,457
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	340,235
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	378,096
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/25	350	446,922
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	620,560
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	671,647
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,224,410
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	602,930

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	$500	$600,785
University of Arkansas, 5.00%, 11/1/24	500	637,320
University of Arkansas, 5.00%, 11/1/25	500	648,430
University of Idaho, 5.00%, 4/1/24	500	628,020
West Virginia University, 0.97%, 10/1/19 (Put Date), 10/1/41(1)	3,500	3,476,445

		$35,087,332

Electric Utilities — 3.5%
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$5,075	$5,104,790
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	257,330
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	529,461
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	495,408
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,820,016
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,052,060
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,798,580
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,531,620
Nebraska Public Power District, 5.00%, 1/1/24	750	940,305
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	170	173,655
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,009,910
Omaha Public Power District, NE, 5.00%, 2/1/25	550	699,776
Omaha Public Power District, NE, 5.00%, 2/1/26	1,000	1,289,690
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	3,131,505
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,014,700
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,472,910
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,255,100
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	150	167,643

		$24,744,459

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.3%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,252,360
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	65	70,804

		$2,323,164

General Obligations — 23.0%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,647,617
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,062,973
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,246,820
Burlington, VT, 5.00%, 11/1/21	600	714,192
Burlington, VT, 5.00%, 11/1/22	500	607,435
Burlington, VT, 5.00%, 11/1/23	500	616,960
Burlington, VT, 5.00%, 11/1/24	400	501,080
Burlington, VT, 5.00%, 11/1/25	500	633,475
Burlington, VT, 5.00%, 11/1/26	250	320,643
Burlington, VT, 5.00%, 11/1/27	225	286,218
Burlington, VT, 5.00%, 11/1/28	185	233,544
Burlington, VT, 5.00%, 11/1/29	195	245,216
California, 5.00%, 10/1/23	1,000	1,259,210
California, 5.00%, 3/1/27	5,000	6,350,050
Chelsea School District, MI, 4.00%, 5/1/24	765	918,367
Chelsea School District, MI, 4.00%, 5/1/25	765	927,195
Chicago Park District, IL, 5.00%, 1/1/24	500	596,890
Clackamas Community College District, OR, 0.00%, 6/15/21	385	363,147
Connecticut, 0.99%, 3/1/19(1)	2,000	1,993,660
Connecticut, 1.19%, 3/1/21(1)	2,000	1,981,700
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	6,418,150
Davidson County, NC, 5.00%, 6/1/26	1,220	1,607,484
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	5,000	4,374,550
Durand Area Schools, MI, 5.00%, 5/1/22	840	1,007,177
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,175,558
East Side Union High School District, CA, 5.00%, 8/1/29	4,125	5,298,191
East Side Union High School District, CA, 5.00%, 8/1/30	3,120	3,974,693
East Side Union High School District, CA, 5.00%, 8/1/31	3,415	4,339,850
Eaton Rapids Public Schools, MI, 4.00%, 5/1/28	1,490	1,763,043
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	1,019,585
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,135,171
Gallatin County, MT, 3.00%, 7/1/28	605	663,195
Gallatin County, MT, 3.00%, 7/1/29	350	377,755

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 12/1/23	$50	$63,141
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/24	160	203,902
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,273,578
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,254,000
Harper Creek Community Schools, MI, 4.00%, 5/1/27	2,015	2,398,757
Harper Creek Community Schools, MI, 4.00%, 5/1/28	1,000	1,183,250
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,125,071
Haslett Public Schools, MI, 4.00%, 5/1/26	1,325	1,596,585
Haslett Public Schools, MI, 4.00%, 5/1/27	1,820	2,175,592
Illinois, 5.00%, 6/1/26	13,000	15,011,880
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,090,197
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,321,873
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,646,437
Manchester Community Schools, MI, 5.00%, 5/1/25	750	967,005
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	2,084,946
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	938,085
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,242,280
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	614,955
Mobile County, AL, 5.00%, 6/1/23	860	1,064,929
Mobile County, AL, 5.00%, 6/1/24	300	378,240
Morris County Improvement Authority, NJ, 4.00%, 5/1/20	2,000	2,233,680
New York, NY, 1.02%, 4/1/19 (Put Date), 8/1/27(1)	4,000	3,977,440
New York, NY, 5.00%, 8/1/25	1,000	1,250,280
New York, NY, 5.00%, 8/1/28	5,000	6,440,500
New York, NY, 5.00%, 8/1/29	450	552,578
North Orange County Community College District, CA, 4.00%, 8/1/18	6,920	7,399,625
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/29	3,295	3,839,795
Ottawa County, MI, 5.00%, 11/1/22	500	612,415
Ottawa County, MI, 5.00%, 11/1/24	250	319,440
Ottawa County, MI, 5.00%, 11/1/25	300	388,860
Ozark Reorganized School District No. 6, MO, 5.00%, 3/1/33	1,000	1,208,680
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,720,479
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40(2)	3,000	3,000,870
San Diego Unified School District, CA, 4.00%, 7/1/33	5,000	5,812,800
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,300,893

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Saugatuck Public Schools, MI, 4.00%, 5/1/26	$1,000	$1,204,970
Saugatuck Public Schools, MI, 4.00%, 5/1/27	1,000	1,190,450
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,287,620
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,888,225
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,550,640
Sparta Area Schools, MI, 4.00%, 5/1/30(2)	485	570,797
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,312,231
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	2,017,059
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,281,270
Texas, (Texas Transportation Commission), 5.00%, 4/1/27	5,000	6,494,350
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	498,928
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,761,174
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	874,569
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	707,557
Will County Community High School District No. 210, IL, 4.00%, 1/1/17	250	251,310
Will County Community High School District No. 210, IL, 4.00%, 1/1/18	1,210	1,227,630

		$161,472,612

Hospital — 20.4%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$1,500	$1,771,155
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/17	200	208,214
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	645,144
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	686,073
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	885,043
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	272,321
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,317,908
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,000	1,172,300
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	310,660
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,098,804
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,616,314

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	$290	$347,208
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,361,351
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,217,860
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	389,715
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29(2)	1,500	1,821,045
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31(2)	2,765	3,329,779
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	120,676
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	242,674
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	427,334
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	354,558
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	129,542
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	176,282
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	288,983
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	533,265
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/41	700	868,994
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,771,560
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.267%, 7/1/20 (Put Date), 7/1/49(1)	13,665	13,655,025
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	245,513
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	374,454
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	170,168
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	227,722
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 2.34%, 2/1/17 (Put Date), 8/1/38(1)	2,000	2,007,500
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,240,100
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.227%, 3/1/17 (Put Date), 10/1/29(1) (3)	2,400	2,406,360

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	$2,890	$3,635,071
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,270,975
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34(2)	5,750	5,630,630
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/27(2)	8,000	9,416,960
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,190,790
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,999,908
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	547,813
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	477,105
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	523,191
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	555,209
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	646,904
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	995,268
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	741,762
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,216,600
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,162,657
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,210,650
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,176,452
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,569,997
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/29	500	633,315
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	145,710
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	1,165	1,263,792
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	624,795
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,381,006
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	3,335	3,893,746
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26	1,150	1,459,695

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27	$1,150	$1,443,779
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	313,742
Michigan Finance Authority, (McLaren Health Care), 1.085%, 10/15/20 (Put Date), 10/15/38(1)	5,000	4,993,750
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,643,068
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,240,530
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,200,520
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	726,278
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	597,055
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,231,306
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	470	576,911
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,249,500
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	1,420	1,826,006
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	1,000	1,276,010
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,655,732
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	550	666,116
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	603,755
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	534,745
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	744,042
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(3)	700	808,633
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(3)	300	345,012
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	500	572,935
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(3)	600	687,522
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	513,774
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,141,720

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(3)	$1,100	$1,255,892
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,100	1,255,892
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	1,100	1,255,892
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	1,200	1,365,108
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,137,590
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	266,047
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,075,828
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	588,365
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	612,395
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	609,980
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,280	1,570,214
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,716,562
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,867,440
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/16	350	354,207
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,272,290
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 4.00%, 12/1/35	1,000	1,060,740
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	568,832
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	486,440
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	618,165
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	625,775
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	621,005
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	617,470
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,217,520
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,089,520
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,282,020

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	$250	$290,183

		$143,335,418

Housing — 0.4%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$570,270
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,061,760
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	466,708
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	565,179

		$2,663,917

Industrial Development Revenue — 3.0%
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 8/15/17 (Put Date), 2/15/27	$1,000	$1,001,740
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 9/1/17 (Put Date), 9/1/29	1,000	1,001,490
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	940	1,094,997
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	250,660
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	2,000	2,100,960
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,431,781
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,175,250
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	5,120,550
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,102,410
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.19%, 12/2/19 (Put Date), 12/1/44(1)	2,000	1,975,260

		$21,255,098

Insured – Education — 0.3%
Jacksonville State University, AL, (AGM), 4.00%, 12/1/32	$1,500	$1,761,345

		$1,761,345

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.4%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,243,162
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,830,030
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	282,324
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,691,380
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	140,971
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	717,298
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	554,544
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	129,764

		$9,589,473

Insured – General Obligations — 4.2%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$424,578
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	362,958
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	369,138
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,104,400
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,135,021
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	787,279
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	809,567
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	817,794
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,213,640
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,232,330
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,500	1,785,885
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,486,698
Coolidge Unified School District No. 21, AZ, (AGM), 5.00%, 7/1/26	1,000	1,271,360
Detroit, MI, (AGC), 5.00%, 4/1/20	39	40,406
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	128,973
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,988
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	165,264
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	231,330
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,133
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,217
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	66,083
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	330,360
Grand Rapids Public Schools, MI, (AGM), 4.00%, 5/1/17	500	513,100
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,611,174
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,982,671
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,053,751
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,088,975
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	211	220,279

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$920,812
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,453
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,084,329
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	565	567,271
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	428,558
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	946,160
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/28	425	504,960
Williamson County Water, Sewer, Irrigation and Drainage District No. 3, TX, (BAM), 4.00%, 9/1/32	660	739,735

		$29,814,630

Insured – Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$650	$738,471
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	492,878
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	449,440

		$1,680,789

Insured – Other Revenue — 0.0%(4)
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$120,142

		$120,142

Insured – Special Tax Revenue — 0.5%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$432,170
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,339,906
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	180	190,464
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	185,780
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,233,360

		$3,381,680

Insured – Transportation — 3.2%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,250	$1,552,450
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	216,424

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	$3,710	$2,911,868
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	3,250	3,513,315
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,220,200
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	844,218
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,554,123
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	568,122
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	109,352
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	3,040	2,506,115
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,354,756
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,703,928
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,506,881
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	984,078
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	392,779
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	104,568
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	208,332
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,388,421

		$22,639,930

Insured – Water and Sewer — 0.8%
Benton Washington Regional Public Water Authority, AR, (BAM), 3.20%, 10/1/38	$310	$314,607
Benton Washington Regional Public Water Authority, AR, (BAM), 3.20%, 10/1/41	310	314,160
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	175	199,664
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,880,040
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	103,678

		$5,812,149

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.3%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,223,530
New Jersey Economic Development Authority, (School Facilities Construction), 2.04%, 3/1/28(1)	7,500	6,766,575
Riverside Regional Jail Authority, VA, 5.00%, 7/1/26	1,500	1,909,620
Riverside Regional Jail Authority, VA, 5.00%, 7/1/27	3,000	3,793,680
Wisconsin Center District, (Milwaukee Arena), 4.00%, 12/15/33	735	833,020
Wisconsin Center District, (Milwaukee Arena), 4.00%, 12/15/34	1,355	1,530,621

		$16,057,046

Other Revenue — 5.8%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$4,038,253
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,257,200
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,262,752
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23(2)	2,500	3,064,675
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/26	5,600	7,171,920
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	682,450
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.033%, 8/1/19 (Put Date), 5/1/38(1)	10,000	9,999,200
New Jersey Economic Development Authority, (School Facilities Construction), 1.34%, 2/1/17(1)	4,000	3,999,720
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,469,255
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.063%, 8/1/19 (Put Date), 11/1/39(1)	1,300	1,291,771
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	114,651
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	757,034
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,614,682
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	821,219

		$40,544,782

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.6%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$588,810
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	598,305
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	424,378
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	381,164
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	553,086
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	2,051,192
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,558,379
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,105	1,254,551
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	178,950
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	535	580,213
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	5,575	5,750,668
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,680	1,889,177
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2) (3)	1,750	1,800,505
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2) (3)	750	819,412
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,495	3,876,899
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,307,852

		$25,613,541

Special Tax Revenue — 4.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,892,055
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	42,204
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	61,150
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	913,384
Louisiana, Gasoline and Fuels Tax Revenue, 0.797%, 5/1/18 (Put Date), 5/1/43(1)	6,000	5,989,260
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/22	5,000	6,145,650
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,404,481
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	3,148,475

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	$3,000	$3,878,730
Riverside County, CA, 3.00%, 6/30/17	2,500	2,556,250
South Village Community Development District, FL, 2.00%, 5/1/20	305	310,697
South Village Community Development District, FL, 2.00%, 5/1/21	100	100,710
South Village Community Development District, FL, 2.125%, 5/1/22	100	100,347
South Village Community Development District, FL, 2.375%, 5/1/23	100	100,679
South Village Community Development District, FL, 2.50%, 5/1/24	100	100,104
South Village Community Development District, FL, 2.75%, 5/1/25	100	99,883
South Village Community Development District, FL, 3.25%, 5/1/27	100	100,123
South Village Community Development District, FL, 4.35%, 5/1/26	645	652,682

		$28,596,864

Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$578,225

		$578,225

Transportation — 10.3%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,437,880
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,366,778
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	435,614
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	625,250
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	684,211
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	926,108
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	850	1,038,759
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	700	838,936
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,915,307
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,191,510
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,472,680
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	6,049,500
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	621,870

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	$250	$296,050
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,531,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,929,036
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,375,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	991,432
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,253,370
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.64%, 12/15/21 (Put Date), 6/15/34(1)	1,750	1,689,502
New Jersey Turnpike Authority, 1.06%, 1/1/17 (Put Date), 1/1/23(1)	6,000	6,000,060
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,935,664
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,959,216
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,207,340
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/32	3,250	3,497,780
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	4,500	5,342,985
Pennsylvania Turnpike Commission, 1.04%, 12/1/18(1)	4,000	3,985,520
Pennsylvania Turnpike Commission, 1.32%, 12/1/20(1)	1,000	997,310
Pennsylvania Turnpike Commission, 1.59%, 12/1/19(1)	500	503,835
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	595,850
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	592,420
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	881,295
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,699,356
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	612,230

		$72,481,254

Water and Sewer — 0.9%
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	$390	$457,380
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	592,249
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	141,659
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	331,618
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	2,715	3,328,807
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,103,190
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/35	1,250	701,675

		$6,656,578

Total Tax-Exempt Municipal Securities — 93.3% (identified cost $629,393,040)		$656,210,428

Taxable Municipal Securities — 7.7%

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,103,360

		$2,103,360

General Obligations — 2.3%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,410,956
Chicago, IL, 7.375%, 1/1/33	3,250	3,485,463
Chicago, IL, 7.75%, 1/1/42	5,810	6,069,358
Chicago, IL, 7.781%, 1/1/35	2,600	2,870,686

		$15,836,463

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,500	$1,687,530

		$1,687,530

Insured – General Obligations — 1.6%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$3,663	$3,585,957
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,641,233

		$11,227,190

Insured – Special Tax Revenue — 0.8%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 1.923%, 8/1/17	$845	$852,487
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	905	941,390
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,097,177
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 2.625%, 9/1/20	325	328,120
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	353,076
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	362,061
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	531,129
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	525,155
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	536,485

		$5,527,080

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.7%
West Palm Beach, FL, (Police Pension Funding), 3.121%, 10/1/27	$1,105	$1,157,090
West Palm Beach, FL, (Police Pension Funding), 3.421%, 10/1/29	1,275	1,349,269
West Palm Beach, FL, (Police Pension Funding), 3.998%, 10/1/35	8,585	9,252,569

		$11,758,928

Transportation — 0.8%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$2,087,440
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	1,250	1,315,638
Port of Vancouver, WA, 4.01%, 12/1/46	2,500	2,559,075

		$5,962,153

Total Taxable Municipal Securities — 7.7% (identified cost $51,188,805)		$54,102,704

Corporate Bonds & Notes — 0.2%

Security	Principal Amount (000’s omitted)	Value

Education — 0.2%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,021,107

Total Corporate Bonds & Notes — 0.2% (identified cost $1,000,000)		$1,021,107

Total Investments — 101.2% (identified cost $681,581,845)		$711,334,239

Other Assets, Less Liabilities — (1.2)%		$(8,207,753)

Net Assets — 100.0%		$703,126,486

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	12.5%
Illinois	12.1%
New York	10.8%
Michigan	10.7%
Others, representing less than 10% individually	55.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 12.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.6% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $18,562,204 or 2.6% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Statement of Assets and Liabilities

Assets	July 31, 2016
Investments, at value (identified cost, $681,581,845)	$711,334,239
Cash	12,969,557
Interest receivable	4,725,972
Receivable for investments sold	170,244
Receivable for Fund shares sold	5,172,302
Total assets	$734,372,314

Liabilities
Payable for when-issued securities	$29,361,902
Payable for Fund shares redeemed	1,062,831
Distributions payable	226,555
Payable to affiliates:
Investment adviser and administration fee	347,562
Distribution and service fees	70,927
Accrued expenses	176,051
Total liabilities	$31,245,828
Net Assets	$703,126,486

Sources of Net Assets
Paid-in capital	$670,008,894
Accumulated net realized gain	3,368,980
Accumulated distributions in excess of net investment income	(3,782)
Net unrealized appreciation	29,752,394
Net Assets	$703,126,486

Class A Shares
Net Assets	$154,283,454
Shares Outstanding	12,590,514
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.25
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.86

Class C Shares
Net Assets	$47,301,911
Shares Outstanding	3,862,414
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.25

Class I Shares
Net Assets	$501,541,121
Shares Outstanding	40,876,482
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Statement of Operations

Investment Income	Year Ended July 31, 2016
Interest	$13,606,034
Dividends	17,672
Total investment income	$13,623,706

Expenses
Investment adviser and administration fee	$2,896,402
Distribution and service fees
Class A	296,748
Class C	317,848
Trustees’ fees and expenses	29,339
Custodian fee	123,148
Transfer and dividend disbursing agent fees	194,317
Legal and accounting services	55,455
Printing and postage	29,244
Registration fees	101,319
Miscellaneous	75,561
Total expenses	$4,119,381
Deduct —
Reduction of custodian fee	$1,550
Total expense reductions	$1,550

Net expenses	$4,117,831

Net investment income	$9,505,875

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,551,402
Financial futures contracts	(1,735,781)
Net realized gain	$3,815,621
Change in unrealized appreciation (depreciation) —
Investments	$27,481,634
Net change in unrealized appreciation (depreciation)	$27,481,634

Net realized and unrealized gain	$31,297,255

Net increase in net assets from operations	$40,803,130

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$9,505,875	$3,283,447
Net realized gain (loss) from investment transactions and financial futures contracts	3,815,621	(343,120)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	27,481,634	1,233,827
Net increase in net assets from operations	$40,803,130	$4,174,154
Distributions to shareholders —
From net investment income
Class A	$(2,146,857)	$(852,694)
Class C	(331,564)	(94,694)
Class I	(6,785,591)	(2,278,341)
From net realized gain
Class A	—	(27,675)
Class C	—	(4,851)
Class I	—	(50,315)
Total distributions to shareholders	$(9,264,012)	$(3,308,570)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$105,847,310	$86,940,712
Class C	27,878,776	23,592,889
Class I	341,265,513	222,447,652
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,043,156	848,288
Class C	243,543	73,971
Class I	4,814,202	1,505,370
Cost of shares redeemed
Class A	(48,788,818)	(17,394,360)
Class C	(4,448,567)	(2,087,185)
Class I	(77,368,696)	(55,955,970)
Net increase in net assets from Fund share transactions	$351,486,419	$259,971,367

Net increase in net assets	$383,025,537	$260,836,951

Net Assets
At beginning of year	$320,100,949	$59,263,998
At end of year	$703,126,486	$320,100,949

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(3,782)	$(3,783)

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Financial Highlights

	Class A
	Year Ended July 31,
	2016	2015		2014		2013		2012
Net asset value — Beginning of year	$11.490	$11.180		$10.240		$11.240		$10.090

Income (Loss) From Operations
Net investment income	$0.218	$0.202		$0.242		$0.225		$0.257
Net realized and unrealized gain (loss)	0.760	0.319		0.940		(0.739)		1.205

Total income (loss) from operations	$0.978	$0.521		$1.182		$(0.514)		$1.462

Less Distributions
From net investment income	$(0.218)	$(0.202)		$(0.242)		$(0.225)		$(0.257)
From net realized gain	—	(0.009)		—		(0.261)		(0.055)

Total distributions	$(0.218)	$(0.211)		$(0.242)		$(0.486)		$(0.312)

Net asset value — End of year	$12.250	$11.490		$11.180		$10.240		$11.240

Total Return(1)	8.59%	4.68%		11.69%		(4.87)%		14.69%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$154,283	$87,416		$16,715		$15,596		$6,886
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.97%	1.00	%(3)	1.09	%(3)	1.10	%(3)	1.10	%(3)
Net investment income	1.85%	1.72%		2.25%		2.02%		2.36%
Portfolio Turnover	58%	79%		283%		85%		85%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24% and 0.54% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Financial Highlights — continued

	Class C
	Year Ended July 31, 2016	Period Ended July 31, 2015(1)
Net asset value — Beginning of period	$11.480	$11.270

Income (Loss) From Operations
Net investment income	$0.129	$0.103
Net realized and unrealized gain	0.770	0.219

Total income from operations	$0.899	$0.322

Less Distributions
From net investment income	$(0.129)	$(0.103)
From net realized gain	—	(0.009)

Total distributions	$(0.129)	$(0.112)

Net asset value — End of period	$12.250	$11.480

Total Return(2)	7.87%	2.86	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,302	$21,534
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.72%	1.75	%(5)(6)
Net investment income	1.09%	0.91	%(6)
Portfolio Turnover	58%	79	%(7)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the year ended July 31, 2015.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Financial Highlights — continued

	Class I
	Year Ended July 31,
	2016	2015		2014		2013		2012
Net asset value — Beginning of year	$11.500	$11.190		$10.250		$11.250		$10.090

Income (Loss) From Operations
Net investment income	$0.248	$0.232		$0.269		$0.253		$0.286
Net realized and unrealized gain (loss)	0.770	0.319		0.939		(0.738)		1.215

Total income (loss) from operations	$1.018	$0.551		$1.208		$(0.485)		$1.501

Less Distributions
From net investment income	$(0.248)	$(0.232)		$(0.268)		$(0.254)		$(0.286)
From net realized gain	—	(0.009)		—		(0.261)		(0.055)

Total distributions	$(0.248)	$(0.241)		$(0.268)		$(0.515)		$(0.341)

Net asset value — End of year	$12.270	$11.500		$11.190		$10.250		$11.250

Total Return(1)	8.95%	4.94%		11.96%		(4.62)%		15.10%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$501,541	$211,151		$42,549		$16,369		$12,546
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.72%	0.75	%(3)	0.84	%(3)	0.85	%(3)	0.85	%(3)
Net investment income	2.09%	1.98%		2.44%		2.30%		2.68%
Portfolio Turnover	58%	79%		283%		85%		85%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24% and 0.54% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

23

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2016 and July 31, 2015 was as follows:

	Year Ended July 31,
	2016	2015

Distributions declared from:
Tax-exempt income	$7,858,080	$2,893,950
Ordinary income	$1,405,932	$383,554
Long-term capital gains	$—	$31,066

24

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Notes to Financial Statements — continued

During the year ended July 31, 2016, accumulated net realized gain was decreased by $98,439, accumulated undistributed net investment income was decreased by $241,862 and paid-in capital was increased by $340,301 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for accretion of market discount and premium amortization. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$3,066,838
Undistributed tax-exempt income	$222,773
Net unrealized appreciation	$30,054,536
Other temporary differences	$(226,555)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount, premium amortization, wash sales, the timing of recognizing distributions to shareholders and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$681,279,703

Gross unrealized appreciation	$30,506,275
Gross unrealized depreciation	(451,739)

Net unrealized appreciation	$30,054,536

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the year ended July 31, 2016, the investment adviser and administration fee amounted to $2,896,402 or 0.60% of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after November 30, 2016. Pursuant to this agreement, no operating expenses were allocated to EVM for the year ended July 31, 2016. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2016, EVM earned $1,688 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $42,392 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2016 amounted to $296,748 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2016, the Fund paid or accrued to EVD $238,386 for Class C shares.

25

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2016 amounted to $79,462 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2016, the Fund was informed that EVD received approximately $10,000 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $666,303,246 and $277,367,309, respectively, for the year ended July 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2016	2015

Sales	8,919,968	7,563,268
Issued to shareholders electing to receive payments of distributions in Fund shares	171,687	73,741
Redemptions	(4,111,466)	(1,522,332)

Net increase	4,980,189	6,114,677

Class C	Year Ended July 31, 2016	Period Ended July 31, 2015(1)

Sales	2,339,659	2,050,474
Issued to shareholders electing to receive payments of distributions in Fund shares	20,465	6,433
Redemptions	(373,515)	(181,102)

Net increase	1,986,609	1,875,805

	Year Ended July 31,
Class I	2016	2015

Sales	28,600,712	19,299,591
Issued to shareholders electing to receive payments of distributions in Fund shares	402,797	130,665
Redemptions	(6,486,963)	(4,873,106)

Net increase	22,516,546	14,557,150

(1)	Class C commenced operations on August 18, 2014.

26

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2016.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2016, there were no obligations outstanding under these financial instruments.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$(1,735,781)	$—

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

The average notional amount of futures contracts (short) outstanding during the year ended July 31, 2016, which is indicative of the volume of this derivative type, was approximately $7,143,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Notes to Financial Statements — continued

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$656,210,428	$—	$656,210,428
Taxable Municipal Securities	—	54,102,704	—	54,102,704
Corporate Bonds & Notes	—	1,021,107	—	1,021,107

Total Investments	$—	$711,334,239	$—	$711,334,239

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

28

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Municipal Opportunities Fund as of July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2016

29

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2016, the Fund designates 84.82% of distributions from net investment income as an exempt-interest dividend.

30

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Municipal Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

32

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm)
(1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

34

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly,
Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products)
(2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

35

Eaton Vance

Municipal Opportunities Fund

July 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management,
Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279 7.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2015 and July 31, 2016 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2015	7/31/2016
Audit Fees	$33,320	$33,620
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,497	$9,592
All Other Fees(3)	$0	$0

Total	$42,817	$43,212

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2015	7/31/2016
Audit Fees	$34,590	$35,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,600	$9,696
All Other Fees(3)	$0	$0

Total	$44,190	$45,386

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2015	7/31/2016
Audit Fees	$29,300	$29,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,745	$8,832
All Other Fees(3)	$0	$0

Total	$38,045	$38,432

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2015	7/31/2016
Audit Fees	$35,620	$42,070
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,886	$10,477
All Other Fees(3)	$0	$0

Total	$46,506	$52,547

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2015	7/31/2016
Audit Fees	$55,660	$49,060
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,187	$10,289
All Other Fees(3)	$0	$0

Total	$65,847	$59,349

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2015	7/31/2016
Audit Fees	$55,770	$55,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,042	$11,152
All Other Fees(3)	$0	$0

Total	$66,812	$66,822

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/14	9/30/14	7/31/15	8/31/15	9/30/15	7/31/16
Audit Fees	$246,010	$327,322	$244,260	$252,060	$301,310	$245,710
Audit-Related Fees(1)	$0	$3,075	$0	$0	$0	$0
Tax Fees(2)	$72,240	$73,280	$59,957	$70,803	$64,903	$60,038
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$318,250	$403,677	$304,217	$322,863	$366,213	$305,748

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/14	9/30/14	7/31/15	8/31/15	9/30/15	7/31/16
Registrant(1)	$72,240	$76,355	$59,957	$70,803	$64,903	$60,038
Eaton Vance(2)	$256,315	$256,315	$46,000	$46,000	$46,000	$56,434

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 19, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016